UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21339

Morgan Stanley Institutional Liquidity Funds
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Kevin Klingert 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Liquidity Funds

Money Market Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (10.3%)
International Banks (10.3%)
Bank of Montreal,
0.30%, 5/9/13 – 5/13/13	$26,000	$26,000
Rabobank Nederland
0.49%, 2/8/13	20,000	20,000
Skandin Ens Banken,
0.25%, 5/2/13	55,000	55,000
0.28%, 3/6/13	50,000	50,000
0.30%, 4/8/13	30,000	30,001
Societe Generale
0.26%, 3/4/13	31,900	31,900
Sumitomo Mitsui Banking Corp.,
0.25%, 4/10/13	22,000	22,000
0.26%, 3/14/13 – 4/5/13	95,900	95,899
Svenska Handelsbanken AB
0.31%, 6/5/13	30,000	30,001
Swedbank AB
0.15%, 2/7/13	35,000	35,000
Total Certificates of Deposit (Cost $395,801)		395,801

Commercial Paper (a) (17.9%)
Automobiles (1.7%)
Toyota Credit Canada, Inc.
0.27%, 2/21/13	38,000	37,994
Toyota Motor Credit Corp.,
0.25%, 2/8/13 – 2/13/13	28,245	28,244
		66,238
Food & Beverage (0.7%)
Coca-Cola Co.,
0.26%, 5/1/13 – 5/2/13 (b)	16,900	16,889
0.27%, 5/14/13 (b)	9,500	9,493
		26,382
International Banks (15.5%)
ABN Amro Funding USA LLC
0.32%, 2/1/13 (b)	19,950	19,950
ASB Finance Ltd.,
0.30%, 4/11/13 – 5/14/13 (b)	47,525	47,494
Lloyds Bank PLC
0.15%, 2/6/13	150,000	149,997
Nordea North America, Inc.,
0.30%, 6/12/13	4,600	4,595
0.31%, 6/5/13	13,300	13,286
NRW Bank,
0.15%, 2/6/13	55,000	54,999
0.22%, 2/1/13 (b)	55,000	55,000
Rabobank USA Financial Corp.,
0.38%, 4/5/13	40,000	39,974
0.49%, 3/6/13	16,000	15,993
0.52%, 2/1/13	65,000	65,000
Sumitomo Mitsui Banking Corp.
0.26%, 4/11/13 (b)	10,000	9,995

	Face Amount (000)	Value (000)
Svenska Handelsbanken AB,
0.26%, 6/28/13 (b)	$33,400	$33,365
0.31%, 5/1/13 (b)	33,500	33,475
Swedbank AB,
0.25%, 5/7/13 – 5/10/13	28,000	27,981
UOB Funding LLC
0.23%, 5/20/13	6,500	6,496
Westpac Securities NZ Ltd.
0.30%, 5/17/13 (b)	15,500	15,486
		593,086
Total Commercial Paper (Cost $685,706)		685,706

Floating Rate Notes (14.8%)
International Banks (14.8%)
Bank of Nova Scotia,
0.30%, 4/26/13	55,000	54,999
0.35%, 7/2/13	25,000	25,000
Deutsche Bank AG
0.71%, 3/15/13	75,000	75,000
National Australia Bank,
0.30%, 10/11/13	53,600	53,600
0.31%, 8/9/13	70,000	70,000
Royal Bank of Canada,
0.35%, 7/26/13	13,000	13,000
0.36%, 7/11/13	48,000	48,000
Toronto Dominion Bank,
0.30%, 7/26/13 – 10/21/13	62,500	62,500
0.31%, 9/13/13	31,000	31,000
Westpac Banking Corp.,
0.31%, 8/27/13 – 10/9/13	60,000	59,999
0.35%, 4/3/13 (b)	50,000	49,999
Westpac Securities NZ Ltd.
0.26%, 7/18/13 (b)	25,000	24,995
Total Floating Rate Notes (Cost $568,092)		568,092

Repurchase Agreements (43.7%)
ABN Amro Securities LLC, (0.26%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by Corporate Bonds; Bank of America Corp. 1.25% - 2.00% due 1/11/16 - 1/11/18; Coventry Health Care, Inc. 5.45% due 6/15/21; Humana, Inc. 3.15% due 12/1/22; PNC Financial Services Group, Inc. 2.85% due 11/9/22; Rio Tinto Finance USA Ltd. 8.95% due 5/1/14; valued at $10,500)	10,000	10,000

	Face Amount (000)	Value (000)

ABN Amro Securities LLC, (0.36%, dated 1/31/13, due 2/1/13; proceeds $20,000; fully collateralized by Common Stocks; 3M Co.; ACE Ltd.; Allergan, Inc.; Allstate Corp. (The); Altria Group, Inc.; American Tower Corp.; AmerisourceBergen Corp.; Apache Corp.; Apple, Inc.; Automatic Data Processing, Inc.; Bank of America Corp.; CBS Corp.; Citigroup, Inc.; Clorox Co. (The); CMS Energy Corp.; Comerica, Inc.; Crown Castle International Corp.; Darden Restaurants, Inc.; Delphi Automotive PLC; Denbury Resources, Inc.; DENTSPLY International, Inc.; DIRECTV; Dominion Resources, Inc.; DR Horton, Inc.; Ecolab, Inc.; Equifax, Inc.; Exxon Mobil Corp.; Family Dollar Stores, Inc.; Gannett Co., Inc.; General Dynamics Corp.; General Mills, Inc.; H&R Block, Inc.; Harris Corp.; Helmerich & Payne, Inc.; Hewlett-Packard Co.; Hormel Foods Corp.; Illinois Tool Works, Inc.; International Business Machines Corp.; Jabil Circuit, Inc.; Leggett & Platt, Inc.; MetLife, Inc.; Molex, Inc.; NextEra Energy, Inc.; NRG Energy, Inc.; Pepco Holdings, Inc.; PepsiCo, Inc.; Petroleo Brasileiro SA; Pfizer, Inc.; Public Storage; PulteGroup, Inc.; QUALCOMM, Inc.; Robert Half International, Inc.; Simon Property Group, Inc.; Snap-on, Inc.; Tesoro Corp.; Time Warner Cable, Inc.; TJX Cos, Inc.; Travelers Cos., Inc. (The); TripAdvisor, Inc.; Walt Disney Co. (The); Western Digital Corp.; Western Union Co. (The); Weyerhaeuser Co.; Wynn Resorts Ltd.; Xylem, Inc.; Yahoo!, Inc.; Yum! Brands, Inc.; Zions Bancorporation; valued at $21,000)

	$20,000	$20,000
Barclays Capital, Inc., (0.65%, dated 1/22/13, due 4/25/13; proceeds $7,513; fully collateralized by Corporate Bonds; Ally Financial, Inc. 8.00% due 11/1/31; Logo Merger Sub Corp. 8.38% due 10/15/20; NAI Entertainment Holdings LLC 8.25% due 12/15/17; Neiman Marcus Group, Inc. (The) 7.13% due 6/1/28; Quebecor Media, Inc. 7.75% due 3/15/16; RBS Capital Trust I 4.71% (c); Sprint Capital Corp. 6.88% due 11/15/28; Surgical Care Affiliates, Inc. 8.88% due 7/15/15; Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% due 1/15/19; valued at $7,950)	7,500	7,500

	Face Amount (000)	Value (000)

Barclays Capital, Inc., (0.74%, dated 10/12/12, due 10/7/13; proceeds $35,259; fully collateralized by Common Stocks; 3SBio, Inc.; 51job, Inc.; Accretive Health, Inc.; AG Mortgage Investment Trust, Inc.; Agrium, Inc.; Alamo Group, Inc.; American Assets Trust, Inc.; American Capital Agency Corp.; Apple, Inc.; AsiaInfo-Linkage, Inc.; AV Homes, Inc.; Banco Santander Chile; Berkshire Hills Bancorp, Inc.; Brookfield Residential Properties, Inc.; Canadian Imperial Bank of Commerce; CBS Corp.; Cemex SAB de CV; CGI Group, Inc; Chatham Lodging Trust; China Eastern Airlines Corp., Ltd.; China Southern Airlines Co., Ltd.; Chunghwa Telecom Co., Ltd.; Cia Cervecerias Unidas SA; Credit Acceptance Corp.; CSR PLC; Ctrip.com International Ltd.; Elan Corp. PLC; Emergent Biosolutions, Inc.; Evercore Partners, Inc.; First Majestic Silver Corp.; First Midwest Bancorp, Inc.; Focus Media Holding Ltd.; General Growth Properties, Inc.; Given Imaging Ltd.; HDFC Bank Ltd.; Hilltop Holdings, Inc.; Hudson Pacific Properties, Inc.; ICON PLC; Industrias Bachoco SAB de CV; Interactive Brokers Group, Inc.; InterContinental Hotels Group PLC; Jones Lang LaSalle, Inc.; Kennedy-Wilson Holdings, Inc.; Koninklijke Philips Electronics N.V.; Liberty Global, Inc.; Marriott International, Inc.; National Grid PLC; Nexen, Inc.; NICE Systems Ltd.; NXP Semiconductor N.V.; Ocean Rig UDW, Inc.; Parkway Properties, Inc.; Pembina Pipeline Corp.; Perion Network Ltd.; Petroleo Brasileiro SA; Primerica, Inc.; ProAssurance Corp.; Provident Financial Services, Inc.; Ramco-Gershenson Properties Trust; Retalix Ltd.; Rogers Communications, Inc.; Royal Dutch Shell PLC; Sensata Technologies Holding N.V.; Silver Standard Resources, Inc.; Smith & Nephew PLC; State Bank Financial Corp.; Statoil ASA; Symetra Financial Corp.; Telefonica SA; Toyota Motor Corp.; Umpqua Holdings Corp.; Valeant Pharmaceuticals International, Inc.; Veolia Environnement SA; Viad Corp.; Vipshop Holdings Ltd.; Virtus Investment Partners, Inc.; Convertible Bonds; Leap Wireless International, Inc. 4.50% due 7/15/14; MGM Resorts International 4.25% due 4/15/15; Omnicom Group, Inc. Zero Coupon due 7/1/38; Saks, Inc. 2.00% due 3/15/24; and Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Omnicare Capital Trust II; valued at $37,310) (Demand 2/1/13)

	$35,000	$35,000
BMO Capital Markets Corp., (0.26%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by a Corporate Bond; Bank of Montreal 2.55% due 11/6/22; and by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 5/2/13; U.S. Treasury Note 1.13% due 12/31/19; valued at $10,200)	10,000	10,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $10,009; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.12% - 6.14% due 12/1/32 - 6/1/42; valued at $10,300) (Demand 2/7/13)	10,000	10,000
BNP Paribas Securities Corp., (0.20%, dated 12/6/12, due 6/5/13; proceeds $12,012; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.68% - 3.63% due 8/1/37 - 9/1/41; Government National Mortgage Association 4.00% due 6/20/40; valued at $12,360) (Demand 2/7/13)	12,000	12,000
BNP Paribas Securities Corp., (0.21%, dated 10/24/12, due 4/24/13; proceeds $55,057; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.00% due 7/1/27 - 10/1/42; valued at $56,743) (Demand 2/7/13)	55,000	55,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.21%, dated 12/4/12, due 6/3/13; proceeds $12,012; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.89% - 5.49% due 8/1/36 - 11/1/41; Government National Mortgage Association 4.00% due 6/20/40; valued at $12,360) (Demand 2/7/13)	$12,000	$12,000

BNP Paribas Securities Corp., (0.65%, dated 10/26/12, due 4/26/13; proceeds $5,016; fully collateralized by Corporate Bonds; BBVA US Senior SAU 3.25% due 5/16/14; Berry Plastics Corp. 8.25% due 11/15/15; Cinemark USA, Inc. 8.63% due 6/15/19; Frontier Communications Corp. 8.75% due 4/15/22; Infor US, Inc. 11.50% due 7/15/18; Ltd. Brands, Inc. 7.60% due 7/15/37; MGM Resorts International 6.75% due 10/1/20; NRG Energy, Inc. 6.63% due 3/15/23; PHH Corp. 9.25% due 3/1/16; StanCorp Financial Group, Inc. 6.90% due 6/1/67; Virgin Media Finance PLC 8.38% due 10/15/19; Warner Chilcott Co., LLC/Warner Chilcott Finance LLC 7.75% due 9/15/18; valued at $5,299) (Demand 2/7/13)

	5,000	5,000
Credit Agricole CIB, (0.15%, dated 1/31/13, due 2/1/13; proceeds $190,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 5/1/30 - 10/1/42; Federal National Mortgage Association 4.00% - 4.50% due 8/1/24 - 1/1/41; valued at $195,752)	190,000	190,000

Credit Suisse Securities USA, (0.28%, dated 1/25/13, due 2/1/13; proceeds $85,005; fully collateralized by Common Stocks; Alliance Fiber Optic Products, Inc.; Allscripts Healthcare Solutions, Inc.; American Safety Insurance Holdings Ltd.; Axis Capital Holdings Ltd.; China Lodging Group Ltd.; Comcast Corp.; Community Health Systems, Inc.; Compuware Corp.; Corrections Corp. of America; Crown Holdings, Inc.; CVD Equipment Corp.; Cymer, Inc.; DISH Network Corp.; DNB Financial Corp.; Everest Re Group Ltd.; Flushing Financial Corp.; Global Payments, Inc.; Goldcorp, Inc.; Gyrodyne Co. of America, Inc.; Hubbell, Inc.; Jefferies Group, Inc.; Lennar Corp.; McDermott International, Inc.; Mid Penn Bancorp, Inc.; Mine Safety Appliances Co.; Mohawk Industries, Inc.; New York Community Bancorp, Inc.; Nexen, Inc.; Packaging Corp. of America; Penn National Gaming, Inc.; Pennsylvania Real Estate Investment Trust; Polycom, Inc.; Pope Resources, Inc.; Post Properties, Inc.; Powell Industries, Inc.; Premier Financial Bancorp., Inc.; Protective Life Corp.; PS Business Parks, Inc.; QCR Holdings, Inc.; Raymond James Financial, Inc.; RDA Microelectronics, Inc.; Rock Tenn Co.; Rollins, Inc.; Royal Gold, Inc.; RPM International, Inc.; Shire PLC; Somerset Hills Bancorp; United Bancshares, Inc.; Warnaco Group, Inc. (The); Whiting Petroleum Corp.; valued at $89,263)

	85,000	85,000
Credit Suisse Securities USA, (0.51%, dated 12/17/12, due 3/18/13; proceeds $5,006; fully collateralized by a Corporate Bond; ADS Waste Holdings, Inc. 8.25% due 10/1/20; valued at $5,302)	5,000	5,000
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $250,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% due 7/20/42 - 1/20/43; valued at $256,598)	250,000	250,000
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $45,475; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 9/1/42; valued at $46,863)	45,475	45,475

Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.30%, dated 1/31/13, due 2/1/13; proceeds $55,000; fully collateralized by Common Stocks; Adobe Systems, Inc.; AMC Networks, Inc.; American Express Co.; American International Group, Inc.; Amgen, Inc.; AmREIT, Inc.; Bank of America Corp.; BOK Financial Corp.; BP PLC; Broadcom Corp.; Celgene Corp.; Chicago Bridge & Iron Co., N.V.; Cisco Systems, Inc.; Citigroup, Inc.; Coca-Cola Femsa SAB de CV; DISH Network Corp.; eBay, Inc.; EchoStar Corp.; EMC Corp.; Exxon Mobil Corp.; Facebook, Inc.; First Citizens BancShares, Inc.; Focus Media Holding Ltd.; Google, Inc.; Grifols SA; International Business Machines Corp.; Lennar Corp.; Merck & Co., Inc.; Microsoft Corp.; Monster Beverage Corp.; Newcastle Investment Corp.; Nexen, Inc.; Nippon Telegraph & Telephone Corp.; Oracle Corp.; Pacific Drilling SA; Petroleo Brasileiro SA; QUALCOMM, Inc.; Silver Wheaton Corp.; Yahoo!, Inc.; valued at $57,750)

$55,000	$55,000

Deutsche Bank Securities, Inc., (0.32%, dated 1/28/13, due 2/4/13; proceeds $25,002; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Agnico-Eagle Mines Ltd.; America Movil SAB de CV; Amgen, Inc.; AngloGold Ashanti Ltd.; Apple, Inc.; AstraZeneca PLC; Automatic Data Processing, Inc.; Berkshire Hathaway, Inc.; Broadcom Corp.; Celgene Corp.; Cia de Minas Buenaventura SA; Cisco Systems, Inc.; Comcast Corp.; Credicorp Ltd.; Facebook, Inc.; Focus Media Holding Ltd.; Gold Fields Ltd.; Goldcorp, Inc.; Google, Inc.; Kyocera Corp.; Lennar Corp.; Liberty Global, Inc.; Microsoft Corp.; Newcastle Investment Corp.; Nexen, Inc.; Nippon Telegraph & Telephone Corp.; Novo Nordisk A/S; Oracle Corp.; Pacific Drilling SA; QUALCOMM, Inc.; Ryanair Holdings PLC; Silver Wheaton Corp.; Statoil ASA; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; valued at $26,250)

25,000	25,000

Deutsche Bank Securities, Inc., (0.32%, dated 1/30/13, due 2/6/13; proceeds $10,001; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Alexion Pharmaceuticals, Inc.; Amazon.com, Inc.; Amgen, Inc.; Apple, Inc.; Automatic Data Processing, Inc.; Avago Technologies Ltd.; Biogen Idec, Inc.; BMC Software, Inc.; BOK Financial Corp.; Broadcom Corp.; Celgene Corp.; Cisco Systems, Inc.; eBay, Inc.; Facebook, Inc.; First Citizens BancShares, Inc.; Google, Inc.; Informatica Corp.; Kyocera Corp.; Lamar Advertising Co.; Liberty Global, Inc.; Liberty Ventures; Microsoft Corp.; Nexen, Inc.; NTT DOCOMO, Inc.; Oracle Corp.; Pacific Drilling SA; QUALCOMM, Inc.; Rovi Corp.; Silver Wheaton Corp.; Yahoo!, Inc.; and a Convertible Bond; AK Steel Corp. 5.00% due 11/15/19; valued at $10,571)

10,000	10,000

Deutsche Bank Securities, Inc., (0.51%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Alexion Pharmaceuticals, Inc.; Amazon.com, Inc.; Amgen, Inc.; Apple, Inc.; Automatic Data Processing, Inc.; Avago Technologies Ltd.; Biogen Idec, Inc.; BMC Software, Inc.; BOK Financial Corp.; Broadcom Corp.; Celgene Corp.; Cisco Systems, Inc.; eBay, Inc.; Facebook, Inc.; First Citizens BancShares, Inc.; Google, Inc.; Informatica Corp.; Kyocera Corp.; Lamar Advertising Co.; Liberty Global, Inc.; Liberty Ventures; Microsoft Corp.; Nexen, Inc.; NTT DOCOMO, Inc.; Oracle Corp.; Pacific Drilling SA; QUALCOMM, Inc.; Rovi Corp.; Silver Wheaton Corp.; Yahoo!, Inc.; and a Convertible Bond; AK Steel Corp. 5.00% due 11/15/19; valued at $10,571)

10,000	10,000

	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.16%, dated 1/31/13, due 2/1/13; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.33% - 2.52% due 9/1/32 - 3/1/38; Federal National Mortgage Association 1.76% - 4.84% due 12/1/33 - 3/1/41; valued at $25,750)	$25,000	$25,000

ING Financial Markets LLC, (0.29%, dated 1/31/13, due 2/1/13; proceeds $20,000; fully collateralized by Corporate Bonds; Boardwalk Pipelines LP 5.88% due 11/15/16; CF Industries, Inc. 7.13% due 5/1/20; CSX Corp. 4.10% due 3/15/44; Dominion Resources, Inc. 7.50% due 6/30/66; Encana Corp. 3.90% due 11/15/21; Jefferies Group, Inc. 8.50% due 7/15/19; Macy’s Retail Holdings, Inc. 2.88% due 2/15/23; Magellan Midstream Partners LP 6.55% due 7/15/19; Sunoco Logistics Partners Operations LP 3.45% due 1/15/23; Washington Real Estate Investment Trust 5.13% due 3/15/13; Xerox Corp. 4.25% due 2/15/15; valued at $21,004)

	20,000	20,000

JP Morgan Clearing Corp., (0.32%, dated 1/31/13, due 2/1/13; proceeds $40,000; fully collateralized by Common Stocks; Anheuser-Busch InBev N.V.; Arlington Asset Investment Corp.; BP PLC; Brown & Brown, Inc.; Cascade Corp.; Cementos Pacasmayo SAA; Charles River Laboratories International, Inc.; Cie Generale de Geophysique - Veritas; Community Health Systems, Inc.; Corpbanca SA; Elan Corp. PLC; Embotelladora Andina SA; Global Payments, Inc.; GP Strategies Corp.; Gruma SAB de CV; HSBC Holdings PLC; Jefferies Group, Inc.; Libbey, Inc.; Lindsay Corp.; Louisiana-Pacific Corp.; LSB Industries, Inc.; Manitowoc Co., Inc. (The); MAXIMUS, Inc.; MDC Holdings, Inc.; Mercury General Corp.; MGM Resorts International; Movado Group, Inc.; Mueller Industries, Inc.; Myers Industries, Inc.; Nexen, Inc.; Novo Nordisk A/S; Oil States International, Inc.; One Liberty Properties, Inc.; Packaging Corp. of America; Park Electrochemical Corp.; Parkway Properties, Inc.; Philippine Long Distance Telephone Co.; Plantronics, Inc.; Potash Corp. of Saskatchewan, Inc.; Raymond James Financial, Inc.; Reed Elsevier PLC; Reliance Steel & Aluminum Co.; Robbins & Myers, Inc.; Rock Tenn Co.; Rollins, Inc.; RPM International, Inc.; Senior Housing Properties Trust; Silver Wheaton Corp.; Tenneco, Inc.; UDR, Inc.; Ultra Petroleum Corp.; valued at $42,004)

	40,000	40,000
JP Morgan Clearing Corp., (0.55%, dated 1/2/13, due 4/10/13; proceeds $15,022; fully collateralized by Convertible Bonds; Lennar Corp. 2.75% due 12/15/20; Liberty Interactive LLC 0.75% due 3/30/23; Teleflex, Inc. 3.88% due 8/1/17; valued at $16,802)	15,000	15,000
JP Morgan Clearing Corp., (0.86%, dated 3/7/12, due 3/1/13; proceeds $40,343; fully collateralized by a Common Stock; BP PLC; Convertible Bonds; Alcatel-Lucent USA, Inc. 2.75% due 6/15/25; DR Horton, Inc. 2.00% due 5/15/14; Liberty Interactive LLC 0.75% due 3/30/23; Omnicare, Inc. 3.75% due 12/15/25; Saks, Inc. 2.00% due 3/15/24; tw telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; and a Corporate Bond; Covanta Holding Corp. 3.25% due 6/1/14; valued at $45,394) (Demand 2/1/13)	40,000	40,000

	Face Amount (000)	Value (000)

JP Morgan Securities LLC, (0.51%, dated 11/28/12, due 3/6/13; proceeds $25,035; fully collateralized by Corporate Bonds; First Data Corp. 9.88% due 9/24/15; Harland Clarke Holdings Corp. 9.50% due 5/15/15; Hiland Partners LP/Hiland Partners Finance Corp. 7.25% due 10/1/20; Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.50% due 12/1/19; James River Coal Co. 7.88% due 4/1/19; LIN Television Corp. 6.38% due 1/15/21; MBIA, Inc. 7.00% due 12/15/25; MedAssets, Inc. 8.00% due 11/15/18; Mediacom Broadband LLC/Mediacom Broadband Corp. 6.38% due 4/1/23; Offshore Group Investment Ltd. 11.50% due 8/1/15; ServiceMaster Co. 7.00% due 8/15/20; Stone Energy Corp. 8.63% due 2/1/17; SUPERVALU, Inc. 7.50% due 11/15/14; Telesat Canada/Telesat LLC 6.00% due 5/15/17; TRAC Intermodal LLC/TRAC Intermodal Corp. 11.00% due 8/15/19; Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 7.75% due 2/1/19; valued at $26,501)

	$25,000	$25,000
Merrill Lynch Pierce Fenner & Smith, (0.26%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by a Commercial Paper; Pfizer, Inc. Zero Coupon due 2/28/13; valued at $10,500)	10,000	10,000
Merrill Lynch Pierce Fenner & Smith, (0.31%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; CMS Energy Corp. 5.50% due 6/15/29; iStar Financial, Inc. 3.00% due 11/15/16; Lennar Corp. 3.25% due 11/15/21; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; Meritage Homes Corp. 1.88% due 9/15/32; Ryland Group, Inc. (The) 1.63% due 5/15/18; Sotheby’s 3.13% due 6/15/13; and Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Fifth Third Bancorp; Omnicare Capital Trust II; valued at $11,301)	10,000	10,000

Merrill Lynch Pierce Fenner & Smith, (0.59%, dated 9/14/12, due 4/11/13; proceeds $25,086; fully collateralized by Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; CMS Energy Corp. 5.50% due 6/15/29; iStar Financial, Inc. 3.00% due 11/15/16; Lennar Corp. 3.25% due 11/15/21; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; Meritage Homes Corp. 1.88% due 9/15/32; Ryland Group, Inc. (The) 1.63% due 5/15/18; and Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Fifth Third Bancorp; Omnicare Capital Trust II; Wells Fargo & Co.; valued at $28,251) (Demand 2/1/13)

	25,000	25,000

Mizuho Securities USA, Inc., (0.37%, dated 1/31/13, due 2/1/13; proceeds $100,001; fully collateralized by Common Stocks; 3M Co.; Abercrombie & Fitch Co.; Adobe Systems, Inc.; Agilent Technologies, Inc.; Airgas, Inc.; Akamai Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Allergan, Inc.; Altera Corp.; Ameren Corp.; American Electric Power Co., Inc.; American Express Co.; Amphenol Corp.; Anadarko Petroleum Corp.; Apache Corp.; Apartment Investment & Management Co.; AutoZone, Inc.; AvalonBay Communities, Inc.; Avery Dennison Corp.; Avon Products, Inc.; Baker Hughes, Inc.; Ball Corp.; Bank of America Corp.; Bank of New York Mellon Corp. (The); Beam, Inc.;     Bemis Co., Inc.; Best Buy Co., Inc.; Biogen Idec, Inc.; BMC Software, Inc.; Boston Properties, Inc.; Broadcom Corp.; Brown & Brown, Inc.; Brown Shoe Co., Inc.; Brown-Forman Corp.; BT Group PLC; Capital One Financial Corp.; Cardinal Health, Inc.; Caterpillar, Inc.; Celgene Corp.; Cemex SAB de CV; Charles Schwab Corp. (The); Chesapeake Energy Corp.; Chubb Corp. (The); Cintas Corp.; Citrix Systems, Inc.; CNOOC Ltd.; Coca-Cola Co. (The); Comcast Corp.; ConAgra Foods, Inc.; ConocoPhillips; Covanta Holding Corp.; Coventry Health Care, Inc.;

	Face Amount (000)	Value (000)

Covidien PLC; Cummins, Inc.; DIRECTV; Dollar Tree, Inc.; Duke Energy Corp.; Edison International; EI du Pont de Nemours & Co.; EMC Corp.; EOG Resources, Inc.; Exelon Corp.; Expedia, Inc.; Express Scripts Holding Co.; Family Dollar Stores, Inc.; Finish Line, Inc. (The); Fluor Corp.; FMC Corp.; Forest Laboratories, Inc.; Franklin Resources, Inc.; Freeport-McMoRan Copper & Gold, Inc.; Gannett Co., Inc.; General Electric Co.; Greif, Inc.; Harman International Industries, Inc.; Health Care REIT, Inc.; Honeywell International, Inc.; Hormel Foods Corp.; ICICI Bank Ltd.; Illumina, Inc.; Ingersoll-Rand PLC; International Game Technology; International Paper Co.; Intuitive Surgical, Inc.; Johnson Controls, Inc.; Joy Global, Inc.; JPMorgan Chase & Co.; Juniper Networks, Inc.; KapStone Paper and Packaging Corp.; Level 3 Communications, Inc.; Liberty Interactive Corp.; Life Technologies Corp.; Lockheed Martin Corp.; Loews Corp.; Lorillard, Inc.; Lowe’s Cos., Inc.; M&T Bank Corp.; Macy’s, Inc.; McDonald’s Corp.; McKesson Corp.; Mead Johnson Nutrition Co.; MeadWestvaco Corp.; Medtronic, Inc.; Merck & Co., Inc.; MetLife, Inc.; Microsoft Corp.; Monsanto Co.; Monster Beverage Corp.; Mylan, Inc.; National Oilwell Varco, Inc.; Nature’s Sunshine Products, Inc.; Newfield Exploration Co.; News Corp.; Nexen, Inc.; NextEra Energy, Inc.; NICE Systems Ltd.; NiSource, Inc.; Noble Energy, Inc.; Nordstrom, Inc.; Norfolk Southern Corp.; Northeast Utilities; NRG Energy, Inc.; Occidental Petroleum Corp.; Oracle Corp.; Paychex, Inc.; Peabody Energy Corp.; PepsiCo, Inc.; Perrigo Co.; PetroChina Co., Ltd.; PNC Financial Services Group, Inc.; priceline.com, Inc.; Procter & Gamble Co. (The); Prologis, Inc.; Prudential Financial, Inc.; Public Storage; Ralph Lauren Corp.; Randgold Resources Ltd.; Range Resources Corp.; Raytheon Co.; Republic Services, Inc.; Reynolds American, Inc.; Roper Industries, Inc.; Ross Stores, Inc.; Ryanair Holdings PLC; SanDisk Corp.; Sealed Air Corp.; Sempra Energy; Sensata Technologies Holding N.V.; Shaw Group, Inc. (The); Sherwin-Williams Co. (The); Silver Wheaton Corp.; Simon Property Group, Inc.; SINA Corp.; Southern Co. (The); Southwest Airlines Co.; Spectra Energy Corp.; Starwood Hotels & Resorts Worldwide, Inc.; State Street Corp.; SunTrust Banks, Inc.; Texas Instruments, Inc.; Tiffany & Co.; Time Warner Cable, Inc.; Time Warner, Inc.; Total System Services, Inc.; Travelers Cos., Inc. (The); Tyco International Ltd.; Union Pacific Corp.; United Parcel Service, Inc.; UnitedHealth Group, Inc.; Unum Group; US Bancorp; Vale SA; Ventas, Inc.; Verizon Communications, Inc.; Viacom, Inc.; Visa, Inc.; Vodafone Group PLC; Vulcan Materials Co.; Wells Fargo & Co.; Western Digital Corp.; Western Union Co. (The); Whirlpool Corp.; Whole Foods Market, Inc.; WPX Energy, Inc.; Xilinx, Inc.; XL Group PLC; Yahoo!, Inc.; and Convertible Bonds; Dominion Resources, Inc. 2.13% due 12/15/23; National Retail Properties, Inc. 5.13% due 6/15/28; Omnicom Group, Inc. Zero Coupon due 7/31/32; valued at $105,400)

	$100,000	$100,000
RBS Securities, Inc., (0.51%, dated 1/31/13, due 2/1/13; proceeds $100,001; fully collateralized by a Corporate Bond; HBOS Capital Funding No.2 LP 6.07% due 12/31/49; and U.S. Government Agencies; Government National Mortgage Association 2.50% - 3.50% due 11/15/27 - 12/20/42; valued at $103,085)	100,000	100,000

	Face Amount (000)	Value (000)

SG Americas Securities, (0.36%, dated 1/25/13, due 2/1/13; proceeds $25,002; fully collateralized by Common Stocks; American International Group, Inc.; Autodesk, Inc.; Avon Products, Inc.; Boeing Co. (The); Capital One Financial Corp.; Cisco Systems, Inc.; ConAgra Foods, Inc.; Constellation Brands, Inc.; eBay, Inc.; Exxon Mobil Corp.; Gilead Sciences, Inc.; Ingersoll-Rand PLC; Intercontinental Exchange, Inc.; International Business Machines Corp.; Marathon Petroleum Corp.; McDonald’s Corp.; Microsoft Corp.; Pfizer, Inc.; Philip Morris International, Inc.; Procter & Gamble Co. (The); Time Warner, Inc.; United Parcel Service, Inc.; US Bancorp; Wells Fargo & Co.; valued at $26,250)

	$25,000	$25,000
Societe Generale, (0.17%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.15% due 12/15/47; valued at $103,184)	100,000	100,000
Societe Generale, (0.18%, dated 1/31/13, due 2/1/13; proceeds $200,001; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.15% due 12/15/47; valued at $206,367)	200,000	200,000
Wells Fargo Securities LLC, (0.16%, dated 1/31/13, due 2/1/13; proceeds $40,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $40,800)	40,000	40,000

Wells Fargo Securities LLC, (0.30%, dated 1/25/13, due 2/1/13; proceeds $30,002; fully collateralized by Corporate Bonds; American Express Credit Corp. 7.30% due 8/20/13; Anheuser-Busch InBev Worldwide, Inc. 1.04% due 3/26/13; BB&T Corp. 3.38% due 9/25/13; BP Capital Markets PLC 3.13% due 10/1/15; Burlington Northern Santa Fe LLC 4.40% due 3/15/42; Chevron Corp. 2.36% due 12/5/22; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.75% due 10/1/14; International Business Machines Corp. 7.63% due 10/15/18; International Paper Co. 7.95% due 6/15/18; Marathon Oil Corp. 6.80% due 3/15/32; Mondelez International, Inc. 5.25% due 10/1/13; Plains All American Pipeline LP/PAA Finance Corp. 8.75% due 5/1/19; Principal Financial Group, Inc. 3.30% due 9/15/22; Spectra Energy Capital LLC 8.00% due 10/1/19; TransCanada PipeLines Ltd. 6.35% due 5/15/67; Travelers Cos., Inc. (The) 6.25% due 6/15/37; Williams Partners LP 6.30% due 4/15/40; valued at $31,500)

	30,000	30,000

	Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.30%, dated 1/31/13, due 2/7/13; proceeds $10,001; fully collateralized by Corporate Bonds; Bank of America NA 6.10% due 6/15/17; BB&T Corp. 3.38% due 9/25/13; Brandywine Operating Partnership LP 4.95% due 4/15/18; Burlington Northern Santa Fe LLC 5.75% due 5/1/40; Credit Suisse USA, Inc. 5.50% due 8/15/13; Enterprise Products Operating LLC 6.50% due 1/31/19; Gulf South Pipeline Co., LP 6.30% due 8/15/17; Hartford Financial Services Group, Inc. 5.50% due 3/30/20; Humana, Inc. 4.63% due 12/1/42; Jefferies Group, Inc. 5.13% due 4/13/18; JPMorgan Chase & Co. 3.45% due 3/1/16; Liberty Mutual Group, Inc. 5.00% due 6/1/21; Metropolitan Life Global Funding I 2.00% due 1/10/14; Pacific LifeCorp. 5.13% due 1/30/43; Prudential Financial, Inc. 6.63% due 6/21/40; San Diego Gas & Electric Co. 5.35% due 5/15/40; Sunoco Logistics Partners Operations LP 6.85% due 2/15/40; TransCanada PipeLines Ltd. 6.35% due 5/15/67; Transocean, Inc. 6.50% due 11/15/20; Tyco Electronics Group SA 7.13% due 10/1/37; Williams Partners LP 6.30% due 4/15/40; XL Group PLC 6.38% due 11/15/24; and a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 5/15/30; valued at $10,500)

	$10,000	$10,000

Wells Fargo Securities LLC, (0.40%, dated 1/31/13, due 2/7/13; proceeds $10,001; fully collateralized by Corporate Bonds; Agilent Technologies, Inc. 2.50% due 7/15/13; Alere, Inc. 9.00% due 5/15/16; American Renal Holdings Co., Inc. 8.38% due 5/15/18; ARAMARK Holdings Corp. 8.63% due 5/1/16; AutoNation, Inc. 6.75% due 4/15/18; CKE Restaurants, Inc. 11.38% due 7/15/18; Continental Airlines, Inc. 6.75% due 9/15/15; Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88% due 2/15/18; DynCorp International, Inc. 10.38% due 7/1/17; LIN Television Corp. 8.38% due 4/15/18; MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50% due 2/15/23; Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% due 4/15/18; Regency Energy Partners LP/Regency Energy Finance Corp. 9.38% due 6/1/16; Rite Aid Corp. 9.50% due 6/15/17; Sealy Mattress Co. 8.25% due 6/15/14; Univision Communications, Inc. 6.88% due 5/15/19; WPX Energy, Inc. 5.25% due 1/15/17; YCC Holdings LLC/Yankee Finance, Inc. 10.25% due 2/15/16; valued at $10,588)

	10,000	10,000
Total Repurchase Agreements (Cost $1,676,975)		1,676,975

Tax-Exempt Instruments (13.3%)
Closed-End Investment Company (0.3%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.20%, 5/5/41 (b)	10,000	10,000

Municipal Bond (1.1%)
California, Ser 2012-13 A-2 RANs
2.50%, 6/20/13	40,000	40,314

Weekly Variable Rate Bonds (11.9%)
California Statewide Communities Development Authority,
Kaiser Permanente Ser 2008 A
0.09%, 4/1/32	27,500	27,500
Kaiser Permanente Ser 2009 C-1
0.09%, 4/1/46	27,000	27,000
Kaiser Permanente Ser 2009 C-2
0.09%, 4/1/46	17,500	17,500

	Face Amount (000)	Value (000)
Kaiser Permanente Ser 2009 C-3
0.09%, 4/1/45	$34,900	$34,900
Chicago Mission AAA Hockey Club, IL, Taxable Ser 2011
0.25%, 5/1/46	5,000	5,000
Colorado Housing & Finance Authority,
Multi-Family Class II 2005 Ser A-3 (AMT)
0.12%, 4/1/40	15,535	15,535
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.10%, 11/1/26	11,880	11,880
Denver Public Schools, CO, Ser 2011 A-3 COPs (Taxable)
0.16%, 12/15/37	12,500	12,500
Fremont, CA, Ser 2010 COPs
0.09%, 8/1/38	10,000	10,000
Kansas Department of Transportation, Highway Ser 2004 C-4
0.07%, 9/1/24	46,550	46,550
Loudoun County Industrial Development Authority, VA, Howard Hughes Medical Institute Ser 2003 D
0.08%, 2/15/38	11,200	11,200
Maryland Department of Housing & Community Development,
Community Development Administration Residential 2004 Ser F (AMT)
0.11%, 9/1/35	20,000	20,000
Community Development Administration Residential 2006 Ser G (AMT)
0.12%, 9/1/40	19,000	19,000
New York City Municipal Water Finance Authority, NY, Second General Fiscal 2010 Ser CC
0.09%, 6/15/41	52,200	52,200
New York City, NY, Fiscal 2010 Subser G-4
0.09%, 3/1/39	23,700	23,700
New York State Housing Finance Agency,
Chelsea Apartments 2003 Ser A (AMT)
0.11%, 11/15/36	45,000	45,000
Related-Taconic West 17th Street Ser 2009 A
0.09%, 5/15/39	17,150	17,150
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 A
0.06%, 4/1/36	22,945	22,945
South Carolina Jobs - Economic Development Authority, Oconee Memorial Hospital Ser 2006 A (Radian)
0.10%, 10/1/36	26,830	26,830
Utah Housing Corporation, Single Family Mortgage Class I 2008 Ser D-1 (AMT)
0.15%, 7/1/39	10,815	10,815
		457,205
Total Tax-Exempt Instruments (Cost $507,519)		507,519
Total Investments (100.0%) (Cost $3,834,093)		3,834,093
Other Assets in Excess of Liabilities (0.0%) (d)		1,868
Net Assets (100.0%)		$3,835,961

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at January 31, 2013.

(d)	Amount is less than 0.05%.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Prime Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (17.2%)
International Banks (17.2%)
Bank of Montreal,
0.15%, 2/6/13	$350,000	$350,000
0.30%, 5/9/13 – 5/13/13	160,500	160,500
Rabobank Nederland,
0.39%, 5/3/13	50,000	50,005
0.49%, 2/8/13	200,000	200,000
Skandin Ens Banken AB,
0.25%, 5/2/13	455,000	455,000
0.28%, 3/6/13	475,000	475,000
0.30%, 4/8/13	226,500	226,508
Societe Generale
0.26%, 3/4/13	237,100	237,100
Sumitomo Mitsui Banking Corp.,
0.15%, 2/6/13	200,000	200,000
0.25%, 4/10/13	218,000	218,000
0.26%, 3/14/13 – 4/5/13	754,000	753,995
Svenska Handelsbanken AB
0.31%, 6/5/13	233,000	233,004
Swedbank AB,
0.15%, 2/5/13 – 2/7/13	440,000	440,000
Toronto Dominion Bank
0.21%, 2/15/13	250,000	250,000
Total Certificates of Deposit (Cost $4,249,112)		4,249,112

Commercial Paper (a) (17.4%)
Automobiles (0.7%)
Toyota Motor Credit Corp.,
0.25%, 2/8/13 – 2/13/13	177,655	177,643

Food & Beverage (0.7%)
Coca-Cola Co.,
0.26%, 5/1/13 – 5/2/13 (b)	109,800	109,729
0.27%, 5/14/13 (b)	63,000	62,952
		172,681

International Banks (16.0%)
ABN Amro Funding USA LLC
0.32%, 2/1/13 (b)	139,000	139,000
ASB Finance Ltd.
0.30%, 5/14/13 (b)	87,500	87,426
Lloyds Bank PLC,
0.14%, 2/5/13	400,000	399,994
0.15%, 2/6/13	515,000	514,990
Nordea North America, Inc.,
0.30%, 5/30/13 – 6/12/13	72,000	71,926
0.31%, 6/5/13	256,000	255,733
NRW Bank,
0.15%, 2/6/13	390,000	389,992
0.22%, 2/1/13 (b)	580,000	580,000
Rabobank USA Financial Corp.,
0.38%, 4/5/13	120,500	120,421
0.49%, 3/6/13	180,000	179,919

	Face Amount (000)	Value (000)
0.52%, 2/1/13	$500,000	$500,000
Sumitomo Mitsui Banking Corp.
0.26%, 4/11/13 (b)	70,400	70,365
Svenska Handelsbanken AB,
0.26%, 6/28/13 (b)	235,300	235,055
0.31%, 5/1/13 (b)	229,000	228,830
UOB Funding LLC,
0.23%, 5/20/13	49,200	49,166
0.27%, 3/20/13	25,000	24,991
Westpac Securities NZ Ltd.
0.31%, 5/17/13 (b)	104,500	104,408
		3,952,216
Total Commercial Paper (Cost $4,302,540)		4,302,540

Floating Rate Notes (15.8%)
International Banks (15.8%)
Bank of Nova Scotia,
0.30%, 4/26/13	354,500	354,492
0.35%, 7/2/13	175,000	175,000
Deutsche Bank AG
0.71%, 3/15/13	450,000	450,000
National Australia Bank,
0.30%, 10/11/13	474,100	474,100
0.31%, 8/9/13	445,900	445,900
Royal Bank of Canada,
0.35%, 7/26/13	75,000	75,000
0.36%, 7/11/13	230,000	230,000
Toronto Dominion Bank,
0.30%, 7/26/13 – 10/21/13	421,500	421,500
0.31%, 9/13/13	270,000	270,000
Westpac Banking Corp.,
0.31%, 2/4/13 – 10/9/13	558,100	558,091
0.35%, 4/3/13	440,000	439,995
Total Floating Rate Notes (Cost $3,894,078)		3,894,078

Repurchase Agreements (39.9%)
ABN Amro Funding USA LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.25% - 4.63% due 1/31/15 - 8/15/21; valued at $305,850)	300,000	300,000

Face Amount (000)	Value (000)

ABN Amro Funding USA LLC, (0.26%, dated 1/31/13, due 2/1/13; proceeds $90,001; fully collateralized by Corporate Bonds; Alcoa, Inc. 5.40% - 5.87% due 4/15/21 - 2/23/22; Anheuser-Busch InBev Worldwide, Inc. 5.38% due 11/15/14; Aspen Insurance Holdings Ltd. 6.00% due 12/15/20; Bank of America Corp. 1.25% due 1/11/16; Canadian Natural Resources Ltd. 1.45% due 11/14/14; Capital One Financial Corp. 4.75% due 7/15/21; Celgene Corp. 3.25% due 8/15/22; Comcast Corp. 5.30% due 1/15/14; Coventry Health Care, Inc. 5.45% due 6/15/21; Covidien International Finance SA 1.88% due 6/15/13; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.15% due 3/15/42; Duke Energy Corp. 3.95% - 5.65% due 6/15/13 - 9/15/14; EOG Resources, Inc. 4.10% due 2/1/21; Express Scripts Holding Co. 3.90% due 2/15/22; Hartford Financial Services Group, Inc. 5.38% due 3/15/17; Humana, Inc. 3.15% due 12/1/22; ING US, Inc. 5.50% due 7/15/22; International Game Technology 7.50% due 6/15/19; JP Morgan Chase & Co. 4.35% due 8/15/21; Kinder Morgan Energy Partners LP 6.50% due 9/1/39; MetLife, Inc. 7.72% due 2/15/19; Mondelez International, Inc. 2.63% due 5/8/13; Pfizer, Inc. 6.20% due 3/15/19; PNC Financial Services Group, Inc. 2.85% due 11/9/22; Rio Tinto Finance USA Ltd. 8.95% due 5/1/14; Wal-Mart Stores, Inc. 3.20% due 5/15/14; Willis Group Holdings PLC 5.75% due 3/15/21; and a U.S. Government Agency; Government National Mortgage Association 5.00% due 10/20/39; valued at $94,485)

$90,000	$90,000

ABN Amro Funding USA LLC, (0.36%, dated 1/31/13, due 2/1/13; proceeds $155,002; fully collateralized by Common Stocks; 3M Co.; Abercrombie & Fitch Co.; Accenture PLC; ACE Ltd.; AES Corp.; Aetna, Inc.; Agilent Technologies, Inc.; Air Products & Chemicals, Inc.; Airgas, Inc.; Akamai Technologies, Inc.; Allergan, Inc.; Altera Corp.; Altria Group, Inc.; Amazon.com, Inc.; Ameren Corp.; American Express Co.; American Tower Corp.; Ameriprise Financial, Inc.; Amgen, Inc.; Amphenol Corp.; Anadarko Petroleum Corp.; Analog Devices, Inc.; Apache Corp.; Apartment Investment & Management Co.; Apple, Inc.; Applied Materials, Inc.; Autodesk, Inc.; Automatic Data Processing, Inc.; AutoZone, Inc.; AvalonBay Communities, Inc.; Avon Products, Inc.; Ball Corp.; Bank of America Corp.; Bank of New York Mellon Corp. (The); Baxter International, Inc.; Beam, Inc.; Becton Dickinson & Co.; Bed Bath & Beyond, Inc.; Berkshire Hathaway, Inc.; Biogen Idec, Inc.; BMC Software, Inc.; BorgWarner, Inc.; Brown-Forman Corp.; CA, Inc.; Cabot Oil & Gas Corp.; Cameron International Corp.; Campbell Soup Co.; Cardinal Health, Inc.; CareFusion Corp.; CarMax, Inc.; CBRE Group, Inc.; CBS Corp.; CenterPoint Energy, Inc.; Cerner Corp.; CF Industries Holdings, Inc.; CH Robinson Worldwide, Inc.; Chesapeake Energy Corp.; Chipotle Mexican Grill, Inc.; Cigna Corp.; Cintas Corp.; Citigroup, Inc.; Citrix Systems, Inc.; Clorox Co. (The); CME Group, Inc.; CMS Energy Corp.; Coach, Inc.; Coca-Cola Enterprises, Inc.; Cognizant Technology Solutions Corp.; Computer Sciences Corp.; ConAgra Foods, Inc.; ConocoPhillips; CONSOL Energy, Inc.; Constellation Brands, Inc.; Costco Wholesale Corp.; Coventry Health Care, Inc.; Covidien PLC; CR Bard, Inc.; Cummins, Inc.; CVS Caremark Corp.; DaVita HealthCare Partners, Inc.; Dell, Inc.; DIRECTV; Discovery Communications, Inc.;

Face Amount (000)	Value (000)

Dollar General Corp.; Dollar Tree, Inc.; Dover Corp.; Dow Chemical Co. (The); Dr. Pepper Snapple Group, Inc.; DTE Energy Co.; Duke Energy Corp.; Dun & Bradstreet Corp. (The); Eastman Chemical Co.; Edison International; Edwards Lifesciences Corp.; EI du Pont de Nemours & Co.; Electronic Arts, Inc.; Eli Lilly & Co.; EMC Corp.; Emerson Electric Co.; EOG Resources, Inc.; EQT Corp.; Estee Lauder Cos., Inc. (The); Expeditors International of Washington, Inc.; Exxon Mobil Corp.; Fastenal Co.; Fidelity National Information Services, Inc.; Fifth Third Bancorp.; Fiserv, Inc.; Fluor Corp.; Ford Motor Co.; Forest Laboratories, Inc.; Fossil, Inc.; Gap, Inc. (The); General Dynamics Corp.; General Mills, Inc.; Genuine Parts Co.; Goldman Sachs Group, Inc. (The); Harley-Davidson, Inc.; Hartford Financial Services Group, Inc.; Health Care REIT, Inc.; Hershey Co. (The); Hewlett-Packard Co.; Honeywell International, Inc.; Hospira, Inc.; Host Hotels & Resorts, Inc.; Humana, Inc.; Illinois Tool Works, Inc.; Intercontinental Exchange, Inc.; International Business Machines Corp.; International Flavors & Fragrances, Inc.; International Game Technology; Interpublic Group of Cos., Inc. (The); Iron Mountain, Inc.; Jacobs Engineering Group, Inc.; JM Smucker Co. (The); Joy Global, Inc.; Juniper Networks, Inc.; Kimberly-Clark Corp.; Kimco Realty Corp.; KLA-Tencor Corp.; Kohl’s Corp.; L-3 Communications Holdings, Inc.; Laboratory Corp. of America Holdings; Lam Research Corp.; Leucadia National Corp.; Life Technologies Corp.; Lincoln National Corp.; Linear Technology Corp.; Lockheed Martin Corp.; Loews Corp.; Lorillard, Inc.; Lowe’s Cos., Inc.; Ltd Brands, Inc.; M&T Bank Corp.; Macy’s, Inc.; Marathon Oil Corp.; Marriott International, Inc.; Masco Corp.; Mastercard, Inc.; Mattel, Inc.; McCormick & Co., Inc.; McGraw-Hill Cos., Inc. (The); McKesson Corp.; Mead Johnson Nutrition Co.; MeadWestvaco Corp.; Medtronic, Inc.; MetLife, Inc.; Microchip Technology, Inc.; Molson Coors Brewing Co.; Mondelez International, Inc.; Monster Beverage Corp.; Moody’s Corp.; Mosaic Co. (The); Motorola Solutions, Inc.; Murphy Oil Corp.; Mylan, Inc.; NetApp, Inc.; Newell Rubbermaid, Inc.; Newmont Mining Corp.; News Corp.; NIKE, Inc.; Nordstrom, Inc.; Northeast Utilities; Northern Trust Corp.; Nucor Corp.; NYSE Euronext; Omnicom Group, Inc.; ONEOK, Inc.; Oracle Corp.; O’Reilly Automotive, Inc.; Pall Corp.; Parker Hannifin Corp.; Paychex, Inc.; Peabody Energy Corp.; People’s United Financial, Inc.; PepsiCo, Inc.; PerkinElmer, Inc.; Perrigo Co.; Pfizer, Inc.; Philip Morris International, Inc.; Phillips 66; Pinnacle West Capital Corp.; Pioneer Natural Resources Co.; Plum Creek Timber Co., Inc.; PNC Financial Services Group, Inc.; Precision Castparts Corp.; priceline.com, Inc.; Principal Financial Group, Inc.; Progressive Corp. (The); Public Service Enterprise Group, Inc.; Public Storage; QEP Resources, Inc.; Quanta Services, Inc.; Quest Diagnostics, Inc.; Ralph Lauren Corp.; Range Resources Corp.; Red Hat, Inc.; Republic Services, Inc.; Reynolds American, Inc.; Rockwell Automation, Inc.; Rockwell Collins, Inc.; Roper Industries, Inc.; Ross Stores, Inc.; Salesforce.com, Inc.; SanDisk Corp.; Scripps Networks Interactive, Inc.; Sherwin-Williams Co. (The); Sigma-Aldrich Corp.; SLM Corp.;

	Face Amount (000)	Value (000)

Southern Co. (The); Southwestern Energy Co.; St Jude Medical, Inc.; Stanley Black & Decker, Inc.; Starbucks Corp.; Starwood Hotels & Resorts Worldwide, Inc.; State Street Corp.; SunTrust Banks, Inc.; Symantec Corp.; T Rowe Price Group, Inc.; Target Corp.; Teradata Corp.; Texas Instruments, Inc.; Textron, Inc.; Tiffany & Co.; Time Warner Cable, Inc.; Time Warner, Inc.; TJX Cos., Inc.; Torchmark Corp.; Total System Services, Inc.; Travelers Cos., Inc. (The); Tyson Foods, Inc.; United Parcel Service, Inc.; UnitedHealth Group, Inc.; Unum Group; Urban Outfitters, Inc.; US Bancorp.; VeriSign, Inc.; Verizon Communications, Inc.; VF Corp.; Viacom, Inc.; Visa, Inc.; Vornado Realty Trust; Vulcan Materials Co.; Walgreen Co.; Wal-Mart Stores, Inc.; Walt Disney Co. (The); Waste Management, Inc.; Waters Corp.; Western Union Co. (The); Whirlpool Corp.; Whole Foods Market, Inc.; Wisconsin Energy Corp.; WW Grainger, Inc.; Wyndham Worldwide Corp.; Xcel Energy, Inc.; valued at $163,341)

	$155,000	$155,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $500,950; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 4.50% due 11/1/27 - 12/1/42; Federal National Mortgage Association 2.50% - 5.00% due 3/1/26 - 8/1/42; valued at $515,097) (Demand 2/7/13)	500,000	500,000
Bank of Nova Scotia, (0.22%, dated 3/21/12, due 3/15/13; proceeds $275,603; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 8/1/26 - 12/1/42; Federal National Mortgage Association 2.50% - 5.00% due 5/1/27 - 1/1/43; valued at $283,129) (Demand 2/7/13)	275,000	275,000

Barclays Capital, Inc., (0.65%, dated 1/22/13, due 4/25/13; proceeds $92,655; fully collateralized by Corporate Bonds; Achmea Hypotheekbank N.V. 3.20% due 11/3/14; Alion Science & Technology Corp. 12.00% due 11/1/14; Ally Financial, Inc. 6.75% - 8.00% due 12/1/14 - 11/1/31; American Renal Holdings Co., Inc. 8.38% due 5/15/18; Anadarko Petroleum Corp. 6.45% due 9/15/36; Apria Healthcare Group, Inc. 11.25% due 11/1/14; ARAMARK Holdings Corp. 8.63% due 5/1/16; ArcelorMittal 6.00% due 3/1/21; Ardagh Packaging Finance PLC 9.13% due 10/15/20; Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 9.13% due 10/15/20; Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% due 6/15/18; Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% due 2/15/19; Berry Plastics Corp. 5.21% - 9.75% due 2/15/15 - 1/15/21; Bombardier, Inc. 6.13% due 1/15/23; Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38% due 2/15/18; Bumble Bee Acquisition Corp. 9.00% due 12/15/17; Calfrac Holdings LP 7.50% due 12/1/20; Calpine Corp. 7.88% due 1/15/23; Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.63% due 8/1/20; CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% due 9/30/22; CDRT Holding Corp. 9.25% due 10/1/17;

Face Amount (000)	Value (000)

CEDC Finance Corp. International, Inc. 9.13% due 12/1/16; Chrysler Group LLC/CG Co-Issuer, Inc. 8.00% due 6/15/19; Cinemark USA, Inc. 7.38% due 6/15/21; CIT Group, Inc. 5.00% due 5/15/17; Clean Harbors, Inc. 5.13% due 6/1/21; Clear Channel Communications, Inc. 9.00% due 3/1/21; Clear Channel Worldwide Holdings, Inc. 7.63% due 3/15/20; Cleaver-Brooks, Inc. 8.75% due 12/15/19; Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 8.25% due 12/15/17; CMS Energy Corp. 5.05% due 3/15/22; Coeur d’Alene Mines Corp. 7.88% due 2/1/21; Commonwealth Bank of Australia 1.25% due 9/18/15; ConvaTec Healthcare E SA 10.50% due 12/15/18; Crosstex Energy LP/Crosstex Energy Finance Corp. 7.13% due 6/1/22; CyrusOne LP/CyrusOne Finance Corp. 6.38% due 11/15/22; DaVita HealthCare Partners, Inc. 6.38% due 11/1/18; DineEquity, Inc. 9.50% due 10/30/18; Dow Capital BV 8.64% due 6/1/22; Eagle Spinco, Inc. 4.63% due 2/15/21; Eksportfinans ASA 2.00% - 5.50% due 11/17/14 - 6/26/17; EXCO Resources, Inc. 7.50% due 9/15/18; Exide Technologies 8.63% due 2/1/18; Felcor Lodging LP 5.63% due 3/1/23; First Data Corp. 8.88% - 12.63% due 3/31/16 - 1/15/21; FMG Resources August 2006 Pty Ltd. 7.00% due 11/1/15; Frontier Communications Corp. 8.75% due 4/15/22; Gentiva Health Services, Inc. 11.50% due 9/1/18; HBOS PLC 6.00% due 11/1/33; Hertz Corp. (The) 6.75% due 4/15/19; Igloo Holdings Corp. 8.25% due 12/15/17; IMS Health, Inc. 6.00% due 11/1/20; Interactive Data Corp. 10.25% due 8/1/18; Iron Mountain, Inc. 5.75% due 8/15/24; Jaguar Land Rover Automotive PLC 5.63% - 7.75% due 5/15/18 - 2/1/23; JBS USA LLC/JBS USA Finance, Inc. 8.25% - 11.63% due 5/1/14 - 2/1/20; JC Penney Corp., Inc. 5.65% due 6/1/20; Kinetic Concepts, Inc./KCI USA, Inc. 12.50% due 11/1/19; Lamar Media Corp. 5.00% due 5/1/23; Level 3 Communications, Inc. 8.88% due 6/1/19; Level 3 Financing, Inc. 8.13% due 7/1/19; Levi Strauss & Co. 7.63% due 5/15/20; Lloyds Banking Group PLC 5.92% (c); Marina District Finance Co., Inc. 9.88% due 8/15/18; MEG Energy Corp. 6.38% due 1/30/23; MetroPCS Wireless, Inc. 6.63% - 7.88% due 9/1/18 - 11/15/20; MGM Resorts International 11.38% due 3/1/18; Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88% due 11/1/17; Nederlandse Waterschapsbank N.V. 2.13% due 6/16/16; New York Life Global Funding 1.30% due 1/12/15; Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.88% due 4/15/17; NGPL PipeCo. LLC 7.77% due 12/15/37; Nielsen Finance LLC/Nielsen Finance Co. 7.75% due 10/15/18; NII Capital Corp. 10.00% due 8/15/16; Nuveen Investments, Inc. 9.13% due 10/15/17; Office Depot, Inc. 6.25% due 8/15/13; Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% due 4/1/15; Ply Gem Industries, Inc. 8.25% due 2/15/18; Polymer Group, Inc. 7.75% due 2/1/19; Quebecor Media, Inc. 7.75% due 3/15/16; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.00% due 4/15/19; Rite Aid Corp. 9.50% due 6/15/17; Royal Bank of Scotland Group PLC 6.99% (c); SBA Telecommunications, Inc.

Face Amount (000)	Value (000)

8.25% due 8/15/19; Scotland International Finance No. 2 BV 4.25% due 5/23/13; Seagate Technology HDD Holdings 6.80% due 10/1/16; Sensata Technologies BV 6.50% due 5/15/19; Societe Generale SA 5.92% due 7/5/59; Spanish Broadcasting System, Inc. 12.50% due 4/15/17; Spectrum Brands, Inc. 6.75% due 3/15/20; SunGard Data Systems, Inc. 7.63% due 11/15/20; SUPERVALU, Inc. 7.50% - 8.00% due 11/15/14 - 5/1/16; Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% due 7/15/17; TransDigm, Inc. 5.50% due 10/15/20; Travelport LLC 9.88% due 9/1/14; Travelport LLC/Travelport, Inc. 9.00% due 3/1/16; United Rentals North America, Inc. 9.25% due 12/15/19; VPI Escrow Corp. 6.38% due 10/15/20; VWR Funding, Inc. 7.25% due 9/15/17; Wells Fargo & Co. 3.75% due 10/1/14; Wells Fargo & Co. 7.98% (c); West Corp. 8.63% due 10/1/18; WideOpenWest Finance LLC/WideOpenWest Capital Corp. 13.38% due 10/15/19; Winsway Coking Coal Holding Ltd. 8.50% due 4/8/16; WMG Acquisition Corp. 11.50% due 10/1/18; YCC Holdings LLC/Yankee Finance, Inc. 10.25% due 2/15/16; valued at $97,951)

$92,500	$92,500

Barclays Capital, Inc., (0.74%, dated 10/12/12, due 10/7/13; proceeds $216,591; fully collateralized by Common Stocks; 3SBio, Inc.; 7 Days Group Holdings Ltd.; Abbott Laboratories; Advantest Corp.; AerCap Holdings N.V.; AG Mortgage Investment Trust, Inc.; Aixtron SE NA; American Campus Communities, Inc.; American National Insurance Co.; Anheuser-Busch InBev N.V.; Apple, Inc.; Ashford Hospitality Trust, Inc.; AsiaInfo-Linkage, Inc.; Banco Bilbao Vizcaya Argentaria SA; Banco Santander Chile; Barnes Group, Inc.; Berkshire Hathaway, Inc.; Berkshire Hills Bancorp, Inc.; BHP Billiton Ltd.; Brookfield Residential Properties, Inc.; CAE, Inc.; Canadian Imperial Bank of Commerce; Cash America International, Inc.; Cemex SAB de CV; Cencosud SA; Cenovus Energy, Inc.; Central Pacific Financial Corp.; China Mobile Ltd.; China Petroleum & Chemical Corp.; China Southern Airlines Co., Ltd.; Chubb Corp. (The); Chunghwa Telecom Co., Ltd.; Cia Cervecerias Unidas SA; Citigroup, Inc.; Coca Cola Hellenic Bottling Co. SA; comScore, Inc.; Costamare, Inc.; CPFL Energia SA; Credit Suisse Group AG; CreXus Investment Corp.; CRH PLC; CSR PLC; Culp, Inc.; Deutsche Bank AG; Ducommun, Inc.; Duff & Phelps Corp.; Eastern Insurance Holdings, Inc.; eHealth, Inc.; Elan Corp. PLC; Embotelladora Andina SA; Emergent Biosolutions, Inc.; Empresa Nacional de Electricidad SA; Enbridge, Inc.; Enersis SA; Enstar Group Ltd.; Equity One, Inc.; Federal Agricultural Mortgage Corp.; Federal Realty Investment Trust; First Interstate Bancsystem, Inc.; First Majestic Silver Corp.; First Merchants Corp.; Focus Media Holding Ltd.; Foster Wheeler AG; France Telecom SA; FutureFuel Corp.; GAMCO Investors, Inc.; GasLog Ltd.; Gildan Activewear, Inc.; Given Imaging Ltd.; Goldcorp, Inc.; Harry Winston Diamond Corp.; HDFC Bank Ltd.; Hilltop Holdings, Inc.; Honda Motor Co., Ltd.; Huaneng Power International, Inc.; Hudson Pacific Properties, Inc.; ICON PLC; Imax Corp.; Indosat Tbk PT; Innospec, Inc.;

Face Amount (000)	Value (000)

Interactive Brokers Group, Inc.; InterContinental Hotels Group PLC; INTL. FCStone, Inc.; Johnson & Johnson; Kennedy-Wilson Holdings, Inc.; Kindred Healthcare, Inc.; Koninklijke Philips Electronics N.V.; Lakeland Financial Corp.; Magnachip Semiconductor Corp.; Manning & Napier, Inc.; Martin Midstream Partners LP; MercadoLibre, Inc.; Metro Bancorp, Inc.; New York Community Bancorp, Inc.; Nexen, Inc.; NICE Systems Ltd.; Nidec Corp.; OceanFirst Financial Corp.; Ocwen Financial Corp.; Old Republic International Corp.; OmniAmerican Bancorp, Inc.; Oppenheimer Holdings, Inc.; Pacific Premier Bancorp, Inc.; Penn West Petroleum Ltd.; Petroleo Brasileiro SA; PG&E Corp.; PNC Financial Services Group, Inc.; POSCO; Potash Corp. of Saskatchewan, Inc.; Primerica, Inc.; ProAssurance Corp.; Public Storage; RADWARE Ltd.; Ramco-Gershenson Properties Trust; Reed Elsevier N.V.; Reed Elsevier PLC; Repros Therapeutics, Inc.; Retail Properties of America, Inc.; Retalix Ltd.; Roadrunner Transportation Systems, Inc.; Rosetta Stone, Inc.; Royal Bank of Scotland Group PLC; Royal Dutch Shell PLC; Ryanair Holdings PLC; Safety Insurance Group, Inc.; Sensata Technologies Holding N.V.; Silver Wheaton Corp.; Sparton Corp.; Starwood Property Trust, Inc.; Statoil ASA; Suncor Energy, Inc.; Sunstone Hotel Investors, Inc.; Talisman Energy, Inc.; Taro Pharmaceutical Industries Ltd.; Tata Motors Ltd.; Taylor Capital Group, Inc.; Tejon Ranch Co.; TELUS Corp.; Ternium SA; Territorial Bancorp, Inc.; Thermon Group Holdings, Inc.; Toronto-Dominion Bank (The); Tree.com, Inc.; United Fire Group, Inc.; Vale SA; Valeant Pharmaceuticals International, Inc.; Vodafone Group PLC; Volterra Semiconductor Corp.; Wacoal Holdings Corp.; Warner Chilcott PLC; Washington Banking Co.; Washington Federal, Inc.; Washington Real Estate Investment Trust; Weatherford International Ltd.; WebMD Health Corp.; Webster Financial Corp.; West Pharmaceutical Services, Inc.; White Mountains Insurance Group Ltd.; Willis Group Holdings PLC; WP Carey, Inc.; WSFS Financial Corp.; WuXi PharmaTech Cayman, Inc.; Yamana Gold, Inc.; Youku Tudou, Inc.; YPF SA; Zhongpin, Inc.; Convertible Bonds; AK Steel Corp. 5.00% due 11/15/19; Alliant Techsystems, Inc. 3.00% due 8/15/24; ALZA Corp. Zero Coupon due 7/28/20; Chesapeake Energy Corp. 2.25% - 2.75% due 11/15/35 - 12/15/38; CMS Energy Corp. 5.50% due 6/15/29; Continental Airlines, Inc. 4.50% due 1/15/15; EnerSys, Inc. 3.38% due 6/1/38; Forest City Enterprises, Inc. 4.25% due 8/15/18; Health Care REIT, Inc. 3.00% due 12/1/29; Intel Corp. 3.25% due 8/1/39; International Game Technology 3.25% due 5/1/14; Interpublic Group of Cos., Inc. (The) 4.75% due 3/15/23; Janus Capital Group, Inc. 3.25% due 7/15/14; Jarden Corp. 1.88% due 9/15/18; Jefferies Group, Inc. 3.88% due 11/1/29; Leap Wireless International, Inc. 4.50% due 7/15/14; Liberty Interactive LLC 3.13% - 4.00% due 3/8/13 - 1/15/31; Meritage Homes Corp. 1.88% due 9/15/32; MGM Resorts International 4.25% due 4/15/15; Microsoft Corp. Zero Coupon due 6/15/13; Nash Finch Co. 1.63% due 3/15/35; National Retail Properties, Inc. 5.13% due 6/15/28; Omnicare, Inc. 3.25% - 3.75% due 12/15/25 - 4/1/42; Omnicom Group, Inc. Zero Coupon due 7/1/38; Owens-Brockway Glass Container, Inc. 3.00% due 6/1/15; PHH Corp. 6.00% due 6/15/17; Toll Brothers Finance Corp. 0.50% due 9/15/32; Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Fifth Third Bancorp.; Omnicare Capital Trust I; Omnicare Capital Trust II; and Preferred Stocks; iStar Financial, Inc.; Mississippi Power Co.; RBS Capital Funding Trust V; RBS Capital Funding Trust VII; valued at $233,125) (Demand 2/1/13)

$215,000	$215,000

	Face Amount (000)	Value (000)
BMO Capital Markets Corp., (0.12%, dated 1/25/13, due 2/1/13; proceeds $80,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 2/14/13 - 12/12/13; U.S. Treasury Bonds 3.88% - 8.75% due 8/15/19 - 2/15/41; U.S. Treasury Notes 0.13% - 5.13% due 2/28/13 - 4/15/32; U.S. Treasury Strip Zero Coupon due 5/15/13; valued at $81,600)	$80,000	$80,000
BMO Capital Markets Corp., (0.14%, dated 1/25/13, due 2/1/13; proceeds $65,002; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.20% due 3/26/15; Federal National Mortgage Association 3.00% - 6.50% due 9/1/25 - 11/1/42; Government National Mortgage Association 3.50% - 6.00% due 6/15/39 - 8/15/42; valued at $66,767)	65,000	65,000

BMO Capital Markets Corp., (0.26%, dated 1/31/13, due 2/1/13; proceeds $70,001; fully collateralized by Corporate Bonds; Bank of Montreal 2.55% due 11/6/22; Bank of Nova Scotia 2.05% due 10/7/15; Canadian Imperial Bank of Commerce 1.50% - 2.60% due 12/12/14 - 7/2/15; KFW 1.25% due 10/26/15; Province of Alberta Canada 1.00% due 6/21/17; Province of New Brunswick Canada 2.75% - 9.75% due 6/15/18 - 5/15/20; Province of Ontario Canada 4.00% - 5.00% due 3/1/16 - 10/7/19; Royal Bank of Canada 0.80% due 10/30/15; Svensk Exportkredit AB 1.75% due 10/20/15; Toronto-Dominion Bank (The) 0.48% - 1.38% due 7/26/13 - 7/14/14; U.S. Government Agencies; Federal Home Loan Bank 1.75% due 10/23/20; Government National Mortgage Association 4.00% - 6.00% due 8/15/40 - 12/15/40; and U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 1/9/14; U.S. Treasury Bonds 3.50% - 7.88% due 2/15/21 - 8/15/39; U.S. Treasury Notes 1.00% - 4.50% due 2/28/13 - 2/15/40; U.S. Treasury Strip Zero Coupon due 2/15/25; valued at $72,822)

	70,000	70,000
BNP Paribas Securities Corp., (0.09%, dated 1/30/13, due 2/6/13; proceeds $250,004; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.15% - 4.50% due 9/1/32 - 12/1/42; Government National Mortgage Association 3.50% due 9/20/41; valued at $257,559)	250,000	250,000
BNP Paribas Securities Corp., (0.15%, dated 1/25/13, due 2/1/13; proceeds $139,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 6/1/42 - 8/1/42; Federal National Mortgage Association 3.00% - 5.50% due 1/1/32 - 10/1/42; Government National Mortgage Association 4.00% due 8/20/41; valued at $143,237)	139,000	139,000
BNP Paribas Securities Corp., (0.16%, dated 1/31/13, due 2/1/13; proceeds $10,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.00% - 5.50% due 10/20/31 - 12/20/42; valued at $10,300)	10,000	10,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $200,181; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.69% - 3.00% due 11/1/41 - 12/1/42; Federal National Mortgage Association 3.00% - 4.00% due 8/1/25 - 2/1/42; valued at $206,019) (Demand 2/7/13)	200,000	200,000
BNP Paribas Securities Corp., (0.20%, dated 12/6/12, due 6/5/13; proceeds $100,101; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.93% due 11/1/37; Federal National Mortgage Association Zero Coupon - 6.50% due 7/1/27 - 1/1/43; valued at $102,936) (Demand 2/7/13)	100,000	100,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.21%, dated 10/24/12, due 4/24/13; proceeds $382,396; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 1/1/41; Federal National Mortgage Association 4.00% - 4.50% due 3/1/34 - 3/1/42; Government National Mortgage Association 4.50% - 5.00% due 6/20/40 - 4/20/41; valued at $393,722) (Demand 2/7/13)	$382,000	$382,000
BNP Paribas Securities Corp., (0.21%, dated 12/4/12, due 6/3/13; proceeds $95,098; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.40% due 6/1/26 - 1/1/43; Government National Mortgage Association 5.00% due 12/15/38; valued at $97,884) (Demand 2/7/13)	95,000	95,000

BNP Paribas Securities Corp., (0.65%, dated 10/26/12, due 4/26/13; proceeds $45,148; fully collateralized by Corporate Bonds; Ally Financial, Inc. 4.63% due 6/26/15; ArcelorMittal 7.25% due 3/1/41; Bombardier, Inc. 6.13% due 1/15/23; Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38% due 9/15/20; Chrysler Group LLC/CG Co-Issuer, Inc. 8.00% due 6/15/19; Cricket Communications, Inc. 7.75% due 10/15/20; Crown Americas LLC/Crown Americas Capital Corp. III 6.25% due 2/1/21; Crown Castle International Corp. 7.13% due 11/1/19; DigitalGlobe, Inc. 5.25% due 2/1/21; DISH DBS Corp. 7.88% due 9/1/19; First Data Corp. 11.25% due 3/31/16; Frontier Communications Corp. 8.25% due 4/15/17; HCA, Inc. 5.88% due 3/15/22; Lamar Media Corp. 5.00% due 5/1/23; Ltd Brands, Inc. 8.50% due 6/15/19; Quebecor Media, Inc. 5.75% due 1/15/23; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.88% due 8/15/19; Rite Aid Corp. 8.00% due 8/15/20; Sinclair Television Group, Inc. 8.38% due 10/15/18; SUPERVALU, Inc. 8.00% due 5/1/16; Windstream Corp. 7.75% due 10/15/20; valued at $47,700) (Demand 2/7/13)

	45,000	45,000
Citibank NA, (0.16%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.53% - 5.50% due 6/1/22 - 10/1/42; Federal National Mortgage Association 2.70% - 6.00% due 3/1/17 - 11/1/42; Government National Mortgage Association 3.00% due 10/20/40; valued at $103,000) (d)	100,000	100,000
Credit Agricole CIB, (0.15%, dated 1/31/13, due 2/1/13; proceeds $175,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% - 4.50% due 10/1/25 - 2/1/41; valued at $180,176)	175,000	175,000
Credit Suisse Securities USA, (0.23%, dated 1/31/13, due 2/1/13; proceeds $50,000; fully collateralized by Commercial Papers; ASB Finance Ltd. Zero Coupon due 7/30/13; Nestle Corp. Zero Coupon due 11/7/13; ROCHOL Zero Coupon due 4/22/13; valued at $52,503)	50,000	50,000

Face Amount (000)	Value (000)

Credit Suisse Securities USA, (0.28%, dated 1/25/13, due 2/1/13; proceeds $615,033; fully collateralized by Common Stocks; 3SBio, Inc.; ACNB Corp.; American Capital Ltd.; American Safety Insurance Holdings Ltd.; Argo Group International Holdings Ltd.; AutoNavi Holdings Ltd.; Baldwin & Lyons, Inc.; Banco Latinoamericano de Comercio Exterior SA; Bel Fuse, Inc.; Bruker Corp.; Changyou.com Ltd.; Charles River Laboratories International, Inc.; Cheniere Energy, Inc.; China Lodging Group Ltd.; Codorus Valley Bancorp, Inc.; Comcast Corp.; Communications Systems, Inc.; Community Health Systems, Inc.; Compuware Corp.; Crane Co.; Crown Holdings, Inc.; CSR PLC; CSS Industries, Inc.; CVD Equipment Corp.; Cymer, Inc.; Cytec Industries, Inc.; Destination Maternity Corp.; DISH Network Corp.; Dorchester Minerals LP; DST Systems, Inc.; East West Bancorp, Inc.; Ecology & Environment, Inc.; Everest Re Group Ltd.; Fairchild Semiconductor International, Inc.; Farmers Capital Bank Corp.; First Bancshares, Inc.; First Midwest Bancorp, Inc.; Flushing Financial Corp.; Fly Leasing Ltd.; Fresh Del Monte Produce, Inc.; Gardner Denver, Inc.; Gildan Activewear, Inc.; Goldcorp, Inc.; Great Plains Energy, Inc.; Greene County Bancorp, Inc.; Grifols SA; Grupo Aeroportuario del Centro Norte Sab de CV; Gyrodyne Co. of America, Inc.; Health Net, Inc.; Hill-Rom Holdings, Inc.; Hologic, Inc.; Hubbell, Inc.; IDEX Corp.; Ingram Micro, Inc.; InterGroup Corp. (The); Jefferies Group, Inc.; Johnson Outdoors, Inc.; KB Financial Group, Inc.; Kewaunee Scientific Corp.; Key Technology, Inc.; Kulicke & Soffa Industries, Inc.; Lamar Advertising Co.; Lawson Products, Inc.; Lennar Corp.; LSB Financial Corp.; Macerich Co. (The); Magellan Health Services, Inc.; Manitowoc Co., Inc. (The); Martin Midstream Partners LP; McDermott International, Inc.; Melco Crown Entertainment Ltd.; Mercury General Corp.; MGM Resorts International; Mid Penn Bancorp, Inc.; Mid-America Apartment Communities, Inc.; Mine Safety Appliances Co.; Minerals Technologies, Inc.; Mohawk Industries, Inc.; Molex, Inc.; Movado Group, Inc.; Myriad Genetics, Inc.; Navigant Consulting, Inc.; NCI Building Systems, Inc.; NCR Corp.; Netscout Systems, Inc.; Nexen, Inc.; Nicholas Financial, Inc.; Numerex Corp.; NV Energy, Inc.; NVR, Inc.; Oceaneering International, Inc.; OGE Energy Corp.; Old Point Financial Corp.; Oriental Financial Group, Inc.; Orient-Express Hotels Ltd.; Orthofix International N.V.; Oshkosh Corp.; Packaging Corp. of America; Perfect World Co. Ltd.; ProAssurance Corp.; Providence & Worcester Railroad Co.; Rackspace Hosting, Inc.; RADWARE Ltd.; RDA Microelectronics, Inc.; Retalix Ltd.; RG Barry Corp.; Rogers Communications, Inc.; Sauer-Danfoss, Inc.; Shire PLC; Sierra Wireless, Inc.; Spreadtrum Communications, Inc.; Sterling Construction Co., Inc.; Talisman Energy, Inc.; Tesco Corp.; TIBCO Software, Inc.; UTi Worldwide, Inc.; Vodafone Group PLC; Warnaco Group, Inc.; Westar Energy, Inc.; Whiting Petroleum Corp.; WPP PLC; WR Grace & Co.; valued at $645,841)

$615,000	$615,000

	Face Amount (000)	Value (000)

Credit Suisse Securities USA, (0.51%, dated 12/17/12, due 3/18/13; proceeds $95,122; fully collateralized by Corporate Bonds; 313 Group, Inc. 8.75% due 12/1/20; Academy Ltd./Academy Finance Corp. 9.25% due 8/1/19; ADS Waste Holdings, Inc. 8.25% due 10/1/20; ARD Finance SA 11.13% due 6/1/18; Bon-Ton Department Stores, Inc. (The) 10.25% due 3/15/14; Caesars Entertainment Operating Co., Inc. 5.75% - 12.75% due 10/1/17 - 4/15/18; CEVA Group PLC 11.50% - 12.75% due 4/1/18 - 3/31/20; CityCenter Holdings LLC/CityCenter Finance Corp. 10.75% due 1/15/17; CKE, Inc. 10.50% due 3/14/16; Claire’s Stores, Inc. 8.88% - 9.63% due 6/1/15 - 3/15/19; Clear Channel Communications, Inc. 9.00% due 12/15/19; Codere Finance Luxembourg SA 9.25% due 2/15/19; DJO Finance LLC/DJO Finance Corp. 9.75% due 10/15/17; Essar Steel Algoma, Inc. 9.88% due 6/15/15; Goodrich Petroleum Corp. 8.88% due 3/15/19; HD Supply, Inc. 10.50% due 1/15/21; Intelsat Jackson Holdings SA 6.63% due 12/15/22; Kinetic Concepts, Inc./KCI USA, Inc. 12.50% due 11/1/19; Knight Ridder, Inc. 4.63% - 6.88% due 11/1/14 – 3/15/29; Landry’s Holdings II, Inc. 10.25% due 1/1/18; Laureate Education, Inc. 9.25% - 11.75% due 8/15/17 - 9/1/19; MacDermid, Inc. 9.50% due 4/15/17; Mohegan Tribal Gaming Authority 6.13% - 7.13% due 2/15/13 - 8/15/14; MultiPlan, Inc. 9.88% due 9/1/18; Nuveen Investments, Inc. 9.13% - 9.50% due 10/15/17 - 10/15/20; PetroBakken Energy Ltd. 8.63% due 2/1/20; Radio One, Inc. 15.00% due 5/24/16; Realogy Group LLC 9.00% due 1/15/20; Rite Aid Corp. 7.70% due 2/15/27; Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% due 10/15/18; Silver II Borrower/Silver II US Holdings LLC 7.75% due 12/15/20; Sophia LP/Sophia Finance, Inc. 9.75% due 1/15/19; Springleaf Finance Corp. 5.85% - 6.50% due 6/1/13 - 9/15/17; Travelport LLC 11.88% due 9/1/16; US Foods, Inc. 8.50% due 6/30/19; Verso Paper Holdings LLC/Verso Paper, Inc. 8.75% due 2/1/19; valued at $100,700)

	$95,000	$95,000
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $245,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.50% due 9/1/42; Government National Mortgage Association 3.00% - 3.50% due 10/20/42 - 12/20/42; valued at $252,286)	245,000	245,000
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $32,900; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 6/1/39; valued at $33,918)	32,900	32,900

Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.30%, dated 1/31/13, due 2/1/13; proceeds $395,003; fully collateralized by Common Stocks; Adobe Systems, Inc.; Agnico-Eagle Mines Ltd.; Alexion Pharmaceuticals, Inc.; Allscripts Healthcare Solutions, Inc.; Altera Corp.; Amazon.com, Inc.; America Movil SAB de CV; American Capital Agency Corp.; Amgen, Inc.; AngloGold Ashanti Ltd.; Apollo Group, Inc.; Apple, Inc.; Applied Materials, Inc.; Ascena Retail Group, Inc.; AstraZeneca PLC; Automatic Data Processing, Inc.; Avago Technologies Ltd.; Bank of America Corp.; Berkshire Hathaway, Inc.; Biogen Idec, Inc.; BMC Software, Inc.; BOK Financial Corp.; Broadcom Corp.; CBOE Holdings, Inc.; Celgene Corp.; Chicago Bridge & Iron Co.; China Lodging Group Ltd.; China Southern Airlines Co., Ltd.; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; Cisco Systems, Inc.; Comcast Corp.; Credicorp Ltd.; Credit Suisse Group AG; CRH PLC; Delhaize Group SA; DISH Network Corp.; Dollar Tree, Inc.; eBay, Inc.; EchoStar Corp.; eLong, Inc.; Facebook, Inc.; Fly Leasing Ltd.; GlaxoSmithKline PLC; Goldcorp, Inc.; Google, Inc.; Grupo Aeroportuario del Centro Norte Sab de CV; Grupo Aeroportuario del Sureste SAB de CV; Guangshen Railway Co., Ltd.; Informatica Corp.; InterContinental Hotels Group PLC; Lamar Advertising Co.; Liberty Global, Inc.; Liberty Ventures; Madison Square Garden Co. (The); Microsoft Corp.; Mindray Medical International Ltd.; Monster Beverage Corp.; NetEase, Inc.; Newcastle Investment Corp.; Nexen, Inc.; Nidec Corp.; Nippon Telegraph & Telephone Corp.; Novo Nordisk A/S; Oracle Corp.; Pearson PLC; Perfect World Co., Ltd.; Petroleo Brasileiro SA; QUALCOMM, Inc.; Randgold Resources Ltd.; Rovi Corp.; Ryanair Holdings PLC; Sasol Ltd.; Sinopec Shanghai Petrochemical Co., Ltd.; SLM Corp.; Sociedad Quimica y Minera de Chile SA; Starbucks Corp.; Statoil ASA; Telecom Argentina SA; Telekomunikasi Indonesia Persero Tbk PT; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Ultrapar Participacoes SA; VCA Antech, Inc.; Veolia Environnement SA; Verisk Analytics, Inc.; Vodafone Group PLC; Warner Chilcott PLC; Woori Finance Holdings Co., Ltd.; WuXi PharmaTech Cayman, Inc.; Yahoo!, Inc.; Zebra Technologies Corp.; Convertible Bonds; AK Steel Corp. 5.00% due 11/15/19; Medtronic, Inc. 1.63% due 4/15/13; and a Convertible Preferred Stock; Bunge Ltd.; valued at $413,860)

$395,000	$395,000

Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.32%, dated 1/28/13, due 2/4/13; proceeds $175,011; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Agnico-Eagle Mines Ltd.; Alexion Pharmaceuticals, Inc.; Amazon.com, Inc.; America Movil SAB de CV; American International Group, Inc.; Amgen, Inc.; AMREP Corp.; AngloGold Ashanti Ltd.; Apple, Inc.; AstraZeneca PLC; Automatic Data Processing, Inc.; Berkshire Hathaway, Inc.; Biogen Idec, Inc.; BMC Software, Inc.; Broadcom Corp.; Brown-Forman Corp.; Celgene Corp.; Chicago Bridge & Iron Co. N.V.; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; Cisco Systems, Inc.; Comcast Corp.; Credicorp Ltd.; Facebook, Inc.; Focus Media Holding Ltd.; GlaxoSmithKline PLC; Gold Fields Ltd.; Goldcorp, Inc.; Google, Inc.; Informatica Corp.; InterContinental Hotels Group PLC; International Business Machines Corp.; InterXion Holding N.V.; Lennar Corp.; Liberty Global, Inc.; Microsoft Corp.; Mindray Medical International Ltd.; Newcastle Investment Corp.; Nexen, Inc.; Nippon Telegraph & Telephone Corp.; Novo Nordisk A/S; NTT DoCoMo, Inc.; Oracle Corp.; Pacific Drilling SA; Petroleo Brasileiro SA; QUALCOMM, Inc.; Ryanair Holdings PLC; Sasol Ltd.; Silver Wheaton Corp.; Sparton Corp.; Statoil ASA; Taro Pharmaceutical Industries Ltd.; Telekomunikasi Indonesia Persero Tbk PT; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Ultrapar Participacoes SA; Veolia Environnement SA; Yahoo!, Inc.; Yamana Gold, Inc.; Convertible Bonds; AK Steel Corp. 5.00% due 11/15/19; Chesapeake Energy Corp. 2.75% due 11/15/35; International Game Technology 3.25% due 5/1/14; Medtronic, Inc. 1.63% due 4/15/13; MGM Resorts International 4.25% due 4/15/15; Owens-Brockway Glass Container, Inc. 3.00% due 6/1/15; Textron, Inc. 4.50% due 5/1/13; and Preferred Stocks; Montpelier Re Holdings Ltd.; PS Business Parks, Inc.; valued at $185,863)

$175,000	$175,000

Deutsche Bank Securities, Inc., (0.32%, dated 1/30/13, due 2/6/13; proceeds $90,006; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Agnico-Eagle Mines Ltd.; America Movil SAB de CV; Amgen, Inc.; AngloGold Ashanti Ltd.; Apple, Inc.; AstraZeneca PLC; Automatic Data Processing, Inc.; Berkshire Hathaway, Inc.; Broadcom Corp.; Celgene Corp.; Cia de Minas Buenaventura SA; Cisco Systems, Inc.; Comcast Corp.; Credicorp Ltd.; Facebook, Inc.; Focus Media Holding Ltd.; Gold Fields Ltd.; Goldcorp, Inc.; Google, Inc.; Kyocera Corp.; Lennar Corp.; Liberty Global, Inc.; Microsoft Corp.; Newcastle Investment Corp.; Nexen, Inc.; Novo Nordisk A/S; Oracle Corp.; Pacific Drilling SA; QUALCOMM, Inc.; Ryanair Holdings PLC; Silver Wheaton Corp.; Statoil ASA; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; valued at $94,500)

90,000	90,000

	Face Amount (000)	Value (000)

Deutsche Bank Securities, Inc., (0.51%, dated 1/31/13, due 2/1/13; proceeds $90,001; fully collateralized by Common Stocks; Administradora de Fondos de Pensiones Provida SA; AerCap Holdings N.V.; Alexion Pharmaceuticals, Inc.; Altera Corp.; Amazon.com, Inc.; Amgen, Inc.; Apple, Inc.; Automatic Data Processing, Inc.; Avago Technologies Ltd.; Biogen Idec, Inc.; BMC Software, Inc.; BOK Financial Corp.; Broadcom Corp.; Celgene Corp.; China Eastern Airlines Corp., Ltd.; Cisco Systems, Inc.; eBay, Inc.; Facebook, Inc.; First Citizens BancShares, Inc.; Google, Inc.; Informatica Corp.; Kyocera Corp.; Lamar Advertising Co.; Liberty Global, Inc.; Liberty Ventures; Microsoft Corp.; Monster Beverage Corp.; Nexen, Inc.; NTT DoCoMo, Inc.; Oracle Corp.; Pacific Drilling SA; QUALCOMM, Inc.; Rovi Corp.; Silver Wheaton Corp.; Warner Chilcott PLC; Yahoo!, Inc.; and a Convertible Bond; AK Steel Corp. 5.00% due 11/15/19; valued at $94,805)

	$90,000	$90,000
Goldman Sachs & Co., (0.07%, dated 1/29/13, due 2/5/13; proceeds $325,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.82% - 7.00% due 12/1/19 - 1/1/43; Federal National Mortgage Association 2.50% - 6.50% due 6/1/22 - 2/1/43; valued at $334,750)	325,000	325,000
Goldman Sachs & Co., (0.07%, dated 1/30/13, due 2/6/13; proceeds $120,002; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.21% - 3.24% due 4/27/15 - 12/27/32; valued at $122,352)	120,000	120,000
Goldman Sachs & Co., (0.10%, dated 1/30/13, due 2/6/13; proceeds $100,002; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% - 6.00% due 3/15/38 - 1/20/43; valued at $102,959)	100,000	100,000
Goldman Sachs & Co., (0.15%, dated 1/25/13, due 2/1/13; proceeds $215,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.20% - 8.00% due 8/1/17 - 9/1/47; Federal National Mortgage Association 1.94% - 8.00% due 7/1/16 - 8/5/50; valued at $221,450)	215,000	215,000
Goldman Sachs & Co., (0.16%, dated 1/31/13, due 2/1/13; proceeds $15,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.41% - 5.79% due 7/1/36 - 5/1/37; Federal National Mortgage Association 2.89% - 3.28% due 8/1/36 - 12/1/40; valued at $15,450)	15,000	15,000

Face Amount (000)	Value (000)

ING Financial Markets LLC, (0.29%, dated 1/31/13, due 2/1/13; proceeds $155,001; fully collateralized by Corporate Bonds; Alcoa, Inc. 6.00% due 7/15/13; Anadarko Petroleum Corp. 6.20% - 8.70% due 3/15/19 - 3/15/40; CNA Financial Corp. 5.85% due 12/15/14; Con-way, Inc. 7.25% due 1/15/18; DDR Corp. 9.63% due 3/15/16; Dominion Resources, Inc. 7.50% due 6/30/66; Energy Transfer Partners LP 5.20% - 6.05% due 2/1/22 - 6/1/41; First Tennessee Bank NA 4.63% due 5/15/13; Highwoods Realty LP 7.50% due 4/15/18; Horace Mann Educators Corp. 6.85% due 4/15/16; Hospitality Properties Trust 5.00% - 5.63% due 2/15/15 - 8/15/22; Kerr-McGee Corp. 6.95% due 7/1/24; L-3 Communications Corp. 3.95% due 11/15/16; Murphy Oil Corp. 5.13% due 12/1/42; Nisource Finance Corp. 5.25% - 6.13% due 9/15/17 - 3/1/22; Pioneer Natural Resources Co. 6.88% due 5/1/18; ProLogis LP 6.63% due 5/15/18; Qwest Corp. 6.50% - 7.74% due 6/15/13 - 6/1/17; Southern Union Co. 8.25% due 11/15/29; StanCorp Financial Group, Inc. 6.90% due 5/29/67; Susquehanna Bancshares, Inc. 5.38% due 8/15/22; Transocean, Inc. 6.38% - 6.80% due 12/15/21 - 3/15/38; URS Corp. 5.00% due 4/1/22; Virgin Media Secured Finance PLC 6.50% due 1/15/18; Weatherford International Ltd. 4.50% due 4/15/22; valued at $162,751)

$155,000	$155,000

JP Morgan Clearing Corp., (0.32%, dated 1/31/13, due 2/1/13; proceeds $300,003; fully collateralized by Common Stocks; Aaron’s, Inc.; Adams Resources & Energy, Inc.; Alaska Air Group, Inc.; Albemarle Corp.; Alexandria Real Estate Equities, Inc.; Alleghany Corp.; American Capital Ltd.; American Eagle Outfitters, Inc.; AngloGold Ashanti Ltd.; Anheuser-Busch InBev N.V.; Annaly Capital Management, Inc.; Apollo Global Management LLC; Atwood Oceanics, Inc.; Aviva PLC; Avnet, Inc.; Bally Technologies, Inc.; Banco de Chile; BP PLC; BT Group PLC; Buckeye Technologies, Inc.; Cambrex Corp.; Carlisle Cos., Inc.; Cascade Corp.; Cementos Pacasmayo SAA; Cemex SAB de CV; Chico’s FAS, Inc.; China Life Insurance Co., Ltd.; China Telecom Corp., Ltd.; Cie Generale de Geophysique - Veritas; CNA Financial Corp.; Commercial Metals Co.; Consolidated Graphics, Inc.; Con-way, Inc.; Cooper Tire & Rubber Co.; Corpbanca SA; Crane Co.; Credit Suisse Group AG; Crown Holdings, Inc.; Cytec Industries, Inc.; Delhaize Group SA; Dillard’s, Inc.; Dycom Industries, Inc.; Elan Corp. PLC; Embotelladora Andina SA; EMCOR Group, Inc.; Emeritus Corp.; Fair Isaac Corp.; Fairchild Semiconductor International, Inc.; Federal Realty Investment Trust; Fly Leasing Ltd.; Gardner Denver, Inc.; Gildan Activewear, Inc.; Gold Fields Ltd.; Greif, Inc.; Gruma SAB de CV; Grupo Televisa SAB; Harsco Corp.; HSBC Holdings PLC; Industrias Bachoco SAB de CV; Jefferies Group, Inc.; Kaydon Corp.; Koninklijke Philips Electronics N.V.; Korn/Ferry International; Kyocera Corp.; LG Display Co., Ltd.; LTC Properties, Inc.; MAXIMUS, Inc.; Molina Healthcare, Inc.; Newcastle Investment Corp.; Nexen, Inc.; Novo Nordisk A/S; NTT DoCoMo, Inc.; Penn West Petroleum Ltd.; PetroChina Co., Ltd.; Petroleo Brasileiro SA; Philippine Long Distance Telephone Co.; Potash Corp. of Saskatchewan, Inc.;

	Face Amount (000)	Value (000)

Reed Elsevier PLC; REX American Resources Corp.; Royal Dutch Shell PLC; Sauer-Danfoss, Inc.; Senior Housing Properties Trust; Silver Wheaton Corp.; Skechers USA, Inc.; Sociedad Quimica y Minera de Chile SA; Sparton Corp.; Statoil ASA; Steelcase, Inc.; Telecom Argentina SA; Telefonica SA; Telekomunikasi Indonesia Persero Tbk PT; Tempur-Pedic International, Inc.; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Total SA; Ultrapar Participacoes SA; UniFirst Corp.; Veolia Environnement SA; VimpelCom Ltd.; White Mountains Insurance Group Ltd.; WNS Holdings Ltd.; Yamana Gold, Inc.; Youku Tudou, Inc.; and a Preferred Stock; Embotelladora Andina SA; valued at $315,030)

	$300,000	$300,000
JP Morgan Clearing Corp., (0.55%, dated 1/2/13, due 4/10/13; proceeds $85,127; fully collateralized by Convertible Bonds; Alcatel-Lucent USA, Inc. 2.75% due 6/15/25; Covanta Holding Corp. 3.25% due 6/1/14; MGM Resorts International 4.25% due 4/15/15; valued at $99,150)	85,000	85,000

JP Morgan Clearing Corp., (0.86%, dated 3/7/12, due 3/1/13; proceeds $312,659; fully collateralized by Convertible Bonds; ArcelorMittal 5.00% due 5/15/14; Chesapeake Energy Corp. 2.25% - 2.50% due 5/15/37 - 12/15/38; DR Horton, Inc. 2.00% due 5/15/14; EnerSys, Inc. 3.38% due 6/1/38; General Cable Corp. 0.88% due 11/15/13; L-3 Communications Holdings, Inc. 3.00% due 8/1/35; Lennar Corp. 2.00% due 12/1/20; Leucadia National Corp. 3.75% due 4/15/14; Liberty Interactive LLC 0.75% - 4.00% due 3/30/23 - 11/15/29; Omnicare, Inc. 3.25% due 12/15/35; Saks, Inc. 2.00% due 3/15/24; tw telecom, Inc. 2.38% due 4/1/26; United States Steel Corp. 4.00% due 5/15/14; valued at $347,533) (Demand 2/1/13)

	310,000	310,000

JP Morgan Securities LLC, (0.51%, dated 11/28/12, due 3/6/13; proceeds $100,139; fully collateralized by Corporate Bonds; Affinion Group, Inc. 7.88% due 12/15/18; Alere, Inc. 8.63% due 10/1/18; ARD Finance SA 11.13% due 6/1/18; Avaya, Inc. 10.13% due 11/1/15; Beazer Homes USA, Inc. 6.88% due 7/15/15; Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38% due 2/15/18; Boyd Gaming Corp. 7.13% due 2/1/16; Burger King Capital Holdings LLC/Burger King Capital Finance, Inc. Zero Coupon due 4/15/19; Catalina Marketing Corp. Zero Coupon due 10/1/17; CDW LLC/CDW Finance Corp. 12.54% due 10/12/17; Cengage Learning Acquisitions, Inc. 11.50% due 4/15/20; Cincinnati Bell, Inc. 8.75% due 3/15/18; CityCenter Holdings LLC/CityCenter Finance Corp. 10.75% due 1/15/17; Claire’s Stores, Inc. 9.25% - 9.63% due 6/1/15; Clear Channel Communications, Inc. 9.00% due 12/15/19; Clearwire Communications LLC/Clearwire Finance, Inc. 12.00% due 12/1/15; Colt Defense LLC/Colt Finance Corp. 8.75% due 11/15/17; Cumulus Media Holdings, Inc. 7.75% due 5/1/19; DJO Finance LLC/DJO Finance Corp. 9.75% due 10/15/17; First Data Corp. 8.25% - 12.63% due 9/24/15 - 1/15/21; Freescale Semiconductor, Inc. 4.18% - 8.88% due 12/15/14; GeoEye, Inc. 8.63% due 10/1/16; Gymboree Corp. 9.13% due 12/1/18; Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88% due 2/1/18; Immucor, Inc. 11.13% due 8/15/19; INEOS Group Holdings SA 8.50% due 2/15/16; Intelsat Luxembourg SA 11.50% due 2/4/17; iPayment, Inc. 10.25% due 5/15/18; Jaguar Holding Co. 9.38% due 10/15/17; Knight Ridder, Inc. 5.75% due 9/1/17; Level 3 Communications, Inc.

	Face Amount (000)	Value (000)

8.88% - 11.88% due 2/1/19 - 6/1/19; MBIA, Inc. 7.15% due 7/15/27; Michael Foods Holding, Inc. 8.50% due 7/15/18; Mirabela Nickel Ltd. 8.75% due 4/15/18; Mohegan Tribal Gaming Authority 6.88% due 2/15/15; MTR Gaming Group, Inc. 11.50% due 8/1/19; New Albertsons, Inc. 6.63% - 8.00% due 5/1/13 - 5/1/31; Petco Animal Supplies, Inc. 9.25% due 12/1/18; Petco Holdings, Inc. 8.50% due 10/15/17; PQ Corp. 8.75% due 5/1/18; Quicksilver Resources, Inc. 7.13% - 9.13% due 8/1/15 - 8/15/19; Quiksilver, Inc. 6.88% due 4/15/15; Realogy Group LLC 7.88% - 12.00% due 4/15/17 - 1/15/20; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.25% due 2/15/21; Sealy Mattress Co. 8.25% due 6/15/14; Silver II Borrower/Silver II US Holdings LLC 7.75% due 12/15/20; Sophia LP/Sophia Finance, Inc. 9.75% due 1/15/19; Springleaf Finance Corp. 5.75% - 6.50% due 6/1/13 - 9/15/17; SUPERVALU, Inc. 7.50% - 8.00% due 11/15/14 - 5/1/16; Surgical Care Affiliates, Inc. 8.88% due 7/15/15; Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50% due 10/1/20; TransUnion Holding Co., Inc. 9.63% due 6/15/18; Travelport LLC 4.88% - 11.88% due 9/1/14 - 9/1/16; United Surgical Partners International, Inc. 9.00% due 4/1/20; Verso Paper Holdings LLC/Verso Paper, Inc. 11.38% due 8/1/16; Western Express, Inc. 12.50% due 4/15/15; Wok Acquisition Corp. 10.25% due 6/30/20; valued at $106,004)

	$100,000	$100,000
Merrill Lynch Pierce Fenner & Smith, (0.26%, dated 1/31/13, due 2/1/13; proceeds $90,001; fully collateralized by a Commercial Paper; Pfizer, Inc. Zero Coupon due 2/28/13; valued at $94,500)	90,000	90,000

Merrill Lynch Pierce Fenner & Smith, (0.31%, dated 1/31/13, due 2/1/13; proceeds $90,001; fully collateralized by Common Stocks; BP PLC; Cia de Saneamento Basico do Estado de Sao Paulo; Ctrip.com International Ltd.; Grifols SA; InterContinental Hotels Group PLC; Petroleo Brasileiro SA; Qihoo 360 Technology Co., Ltd.; Teva Pharmaceutical Industries Ltd.; Vale SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; CMS Energy Corp. 5.50% due 6/15/29; iStar Financial, Inc. 3.00% due 11/15/16; KB Home 1.38% due 2/1/19; Lennar Corp. 2.00% - 3.25% due 12/1/20 - 11/15/21; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; Meritage Homes Corp. 1.88% due 9/15/32; Nash Finch Co. 1.63% due 3/15/35; Ryland Group, Inc. (The) 1.63% due 5/15/18; Sotheby’s 3.13% due 6/15/13; Standard Pacific Corp. 1.25% due 8/1/32; Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; CommonWealth REIT; Fifth Third Bancorp.; Omnicare Capital Trust II; Wells Fargo & Co.; and Preferred Stocks; Allied Capital Corp.; Ally Financial, Inc.; Corporate Office Properties Trust; DDR Corp.; Glimcher Realty Trust; HSBC USA, Inc.; ING Groep N.V.; JP Morgan Chase & Co.; Kilroy Realty Corp.; Monmouth Real Estate Investment Corp.; Montpelier Re Holdings Ltd.; Morgan Stanley Capital Trust V; UBS Preferred Funding Trust IV; Vornado Realty Trust; Wells Fargo Capital IX; valued at $99,336)

	90,000	90,000

Face Amount (000)	Value (000)

Merrill Lynch Pierce Fenner & Smith, (0.56%, dated 1/31/13, due 2/1/13; proceeds $150,002; fully collateralized by Common Stocks; 7 Days Group Holdings Ltd.; America Movil SAB de CV; Apple, Inc.; BP PLC; BRF - Brasil Foods SA; BT Group PLC; Chicago Bridge & Iron Co.; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; CNOOC Ltd.; CRH PLC; Ctrip.com International Ltd.; Desarrolladora Homex SAB de CV; Encana Corp.; Focus Media Holding Ltd.; Grifols SA; ICON PLC; Luxottica Group SpA; NetEase, Inc.; Petroleo Brasileiro SA; Qihoo 360 Technology Co., Ltd.; Shire PLC; SK Telecom Co., Ltd.; Spreadtrum Communications, Inc.; Teva Pharmaceutical Industries Ltd.; Vale SA; WuXi PharmaTech Cayman, Inc.; YPF SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; Chesapeake Energy Corp. 2.75% due 11/15/35; CMS Energy Corp. 5.50% due 6/15/29; General Cable Corp. 0.88% due 11/15/13; International Game Technology 3.25% due 5/1/14; Interpublic Group of Cos., Inc. (The) 4.75% due 3/15/23; Jefferies Group, Inc. 3.88% due 11/1/29; Lennar Corp. 3.25% due 11/15/21; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; Meritage Homes Corp. 1.88% due 9/15/32; Omnicare, Inc. 3.75% due 4/1/42; Ryland Group, Inc. (The) 1.63% due 5/15/18; Sotheby’s 3.13% due 6/15/13; Standard Pacific Corp. 1.25% due 8/1/32; Stewart Enterprises, Inc. 3.13% due 7/15/14; tw telecom, Inc. 2.38% due 4/1/26; Convertible Preferred Stocks; Aspen Insurance Holdings Ltd.; Citigroup, Inc.; Omnicare Capital Trust I; Omnicare Capital Trust II; and Preferred Stocks; Alabama Power Co.; Alcoa, Inc.; Ashford Hospitality Trust, Inc.; BancorpSouth Capital Trust I; Berkshire Income Realty, Inc.; BRE Properties, Inc.; CABCO Trust for BellSouth Debentures; CABCO Trust for Goldman Sachs; CBL & Associates Properties, Inc.; Cedar Realty Trust, Inc.; Consumers Energy Co.; Corporate Office Properties Trust; Corporate-Backed Trust Certificates; CorTS Trust for Goldman Sachs Capital I; CorTS Trust for JC Penney Debentures; CorTS Trust for PECO Energy Capital Trust III; CorTS Trust II for Goldman Sachs Capital I; CorTS Trust II for Provident Financing Trust I; DDR Corp.; Dillard’s Capital Trust I; Duke Realty Corp.; EI du Pont de Nemours & Co.; Endurance Specialty Holdings Ltd.; FelCor Lodging Trust, Inc.; First Industrial Realty Trust, Inc.; First Preferred Capital Trust IV; FPC Capital I; FPL Group Capital Trust I; Gabelli Dividend & Income Trust; Glimcher Realty Trust; GMX Resources, Inc.; Gulf Power Co.; Health Care REIT, Inc.; Hersha Hospitality Trust; HSBC USA, Inc.; ING Groep N.V.; Invesco Mortgage Capital, Inc.; JP Morgan Chase & Co.; Kansas City Southern; MetLife, Inc.; Montpelier Re Holdings Ltd.; Morgan Stanley Capital Trust V; Morgan Stanley Capital Trust VIII; MPG Office Trust, Inc.; National Rural Utilities Cooperative Finance Corp.; Newcastle Investment Corp.; Nuveen AMT-Free Municipal Income Fund; Nuveen Virginia Premium Income Municipal Fund; Oriental Financial Group, Inc.; Pacific Gas & Electric Co.; PartnerRe Ltd.; Peco Energy Co.; PLC Capital Trust V; Prologis, Inc.; PS Business Parks, Inc.; RAIT Financial Trust; Red Lion Hotels Capital Trust; Regency Centers Corp.; San Diego Gas & Electric Co.; Santander Finance Preferred SAU; SATURNS; Saul Centers, Inc.; Simon Property Group, Inc.; Southern California Edison Co.; Sterling Bancorp Trust I; STRATS LLC; SunTrust Banks, Inc.; SY Bancorp Capital Trust II; TAYC Capital Trust I; Telephone & Data Systems, Inc.; Tennessee Valley Authority; UBS Preferred Funding Trust IV; Vornado Realty Trust; Wells Fargo Capital IX; valued at $164,707)

$150,000	$150,000

	Face Amount (000)	Value (000)

Merrill Lynch Pierce Fenner & Smith, (0.59%, dated 9/14/12, due 4/11/13; proceeds $225,771; fully collateralized by Common Stocks; 7 Days Group Holdings Ltd.; ACE Ltd.; Aixtron SE NA; Aluminum Corp. of China Ltd.; America Movil SAB de CV; American Electric Power Co., Inc.; ASM International N.V.; AstraZeneca PLC; Baidu, Inc.; Banco Bilbao Vizcaya Argentaria SA; Banco Macro SA; Banco Santander Chile; Bitauto Holdings Ltd.; BP PLC; BRF - Brasil Foods SA; BT Group PLC; Canon, Inc.; Carnival PLC; Chicago Bridge & Iron Co.; China Eastern Airlines Corp., Ltd.; China Life Insurance Co., Ltd.; China Petroleum & Chemical Corp.; China Telecom Corp., Ltd.; Chunghwa Telecom Co., Ltd.; Cia Cervecerias Unidas SA; Cia de Bebidas das Americas; Cia de Minas Buenaventura SA; Cia de Saneamento Basico do Estado de Sao Paulo; Citigroup, Inc.; Coca Cola Hellenic Bottling Co.; Corpbanca SA; CPFL Energia SA; CRH PLC; CSR PLC; Ctrip.com International Ltd.; Delhaize Group SA; Desarrolladora Homex SAB de CV; Diageo PLC; Dr. Reddy’s Laboratories Ltd.; eBay, Inc.; Embotelladora Andina SA; Embraer SA; Empresa Nacional de Electricidad SA; Focus Media Holding Ltd.; France Telecom SA; Gold Fields Ltd.; Grifols SA; Grupo Televisa SAB; Guangshen Railway Co., Ltd.; Hartford Financial Services Group, Inc.; HDFC Bank Ltd.; Home Inns & Hotels Management, Inc.; ICICI Bank Ltd.; ICON PLC; Industrias Bachoco SAB de CV; InterContinental Hotels Group PLC; Koninklijke Philips Electronics N.V.; Luxottica Group SpA; Mobile Telesystems OJSC; NetEase, Inc.; Nidec Corp.; Nippon Telegraph & Telephone Corp.; Perfect World Co., Ltd.; Petroleo Brasileiro SA; Plains Exploration & Production Co.; PNC Financial Services Group, Inc.; PPG Industries, Inc.; Prudential Financial, Inc.; Qihoo 360 Technology Co., Ltd.; Reed Elsevier PLC; Royal Dutch Shell PLC; Ryanair Holdings PLC; Sasol Ltd.; Schlumberger Ltd.; Shire PLC; Silicon Motion Technology Corp.; SK Telecom Co., Ltd.; Sony Corp.; Spreadtrum Communications, Inc.; Syngenta AG; Telefonaktiebolaget LM Ericsson; Teva Pharmaceutical Industries Ltd.; Tim Participacoes SA; Toyota Motor Corp.; Turkcell Iletisim Hizmetleri AS; Ultrapar Participacoes SA; Vale SA; Veolia Environnement SA; VimpelCom Ltd.; Vodafone Group PLC; WPP PLC; WuXi PharmaTech Cayman, Inc.; YPF SA; Convertible Bonds; Amgen, Inc. 0.38% due 2/1/13; CMS Energy Corp. 5.50% due 6/15/29; Liberty Interactive LLC 3.13% due 3/30/23; Medtronic, Inc. 1.63% due 4/15/13; a Convertible Preferred Stock; Wells Fargo & Co.; and Preferred Stocks; Corporate Office Properties Trust; DDR Corp.; ING Groep N.V.; JP Morgan Chase & Co.; Montpelier Re Holdings Ltd.; UBS Preferred Funding Trust IV; valued at $240,768) (Demand 2/1/13)

	$225,000	$225,000
RBC Capital Markets LLC, (0.18%, dated 1/3/13, due 7/3/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.41% - 4.50% due 10/1/41 - 12/1/42; Government National Mortgage Association 5.00% due 8/20/40; valued at $257,497) (Demand 2/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.19%, dated 10/10/12, due 4/10/13; proceeds $350,336; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.00% due 7/1/25 - 9/1/42; Federal National Mortgage Association 2.24% - 5.50% due 6/1/26 - 12/1/42; Government National Mortgage Association 3.50% - 4.00% due 8/20/41 - 11/15/42; valued at $360,477) (Demand 2/7/13)	350,000	350,000

	Face Amount (000)	Value (000)

SG Americas Securities, (0.36%, dated 1/25/13, due 2/1/13; proceeds $175,012; fully collateralized by Common Stocks; Allstate Corp. (The); Altria Group, Inc.; American International Group, Inc.; American Tower Corp.; Apple, Inc.; Autodesk, Inc.; Baker Hughes, Inc.; Boeing Co. (The); Broadcom Corp.; ConAgra Foods, Inc.; Constellation Brands, Inc.; Corning, Inc.; Coventry Health Care, Inc.; Dean Foods Co.; EMC Corp.; Fidelity National Information Services, Inc.; General Electric Co.; Google, Inc.; Hess Corp.; International Business Machines Corp.; International Game Technology; Invesco Ltd.; JP Morgan Chase & Co.; Marathon Oil Corp.; Marathon Petroleum Corp.; Microsoft Corp.; Mondelez International, Inc.; Mylan, Inc.; National Oilwell Varco, Inc.; NYSE Euronext; PepsiCo, Inc.; Pfizer, Inc.; Philip Morris International, Inc.; Phillips 66; priceline.com, Inc.; Procter & Gamble Co. (The); QUALCOMM, Inc.; Starbucks Corp.; United Parcel Service, Inc.; Unum Group; US Bancorp; Viacom, Inc.; Wells Fargo & Co.; valued at $183,750)

	$175,000	$175,000

SG Americas Securities, (0.46%, dated 1/11/13, due 2/15/13; proceeds $25,011; fully collateralized by Common Stocks; American International Group, Inc.; Apple, Inc.; Autodesk, Inc.; Boeing Co. (The); Citigroup, Inc.; ConAgra Foods, Inc.; Constellation Brands, Inc.; Coventry Health Care, Inc.; Dean Foods Co.; General Electric Co.; Google, Inc.; International Business Machines Corp.; International Game Technology; Marathon Petroleum Corp.; Microsoft Corp.; News Corp.; NIKE, Inc.; Occidental Petroleum Corp.; Pfizer, Inc.; Procter & Gamble Co. (The); QUALCOMM, Inc.; Starbucks Corp.; United Parcel Service, Inc.; Unum Group; valued at $26,250)

	25,000	25,000

SG Americas Securities, (0.46%, dated 1/18/13, due 2/22/13; proceeds $25,011; fully collateralized by Common Stocks; ACE Ltd.; Advance Auto Parts, Inc.; AES Corp.; Allstate Corp. (The); American International Group, Inc.; Autodesk, Inc.; Beam, Inc.; Boeing Co. (The); ConAgra Foods, Inc.; Constellation Brands, Inc.; Discover Financial Services; eBay, Inc.; Exxon Mobil Corp.; IntercontinentalExchange, Inc.; International Business Machines Corp.; Invesco Ltd.; Life Technologies Corp.; Mead Johnson Nutrition Co.; Microsoft Corp.; Morgan Stanley; NIKE, Inc.; PepsiCo, Inc.; Pfizer, Inc.; Philip Morris International, Inc.; QUALCOMM, Inc.; Starbucks Corp.; United Parcel Service, Inc.; Wells Fargo & Co.; XL Group PLC; valued at $26,250)

	25,000	25,000
Societe Generale, (0.14%, dated 1/31/13, due 2/7/13; proceeds $500,014; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.00% due 9/20/42; valued at $515,231)	500,000	500,000
Societe Generale, (0.17%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 2.15% due 12/15/47; valued at $103,184)	100,000	100,000
Societe Generale, (0.18%, dated 1/31/13, due 2/1/13; proceeds $350,002; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.64% - 5.59% due 11/1/39 - 9/1/42; Government National Mortgage Association 3.00% due 10/20/42; valued at $360,086)	350,000	350,000

	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $200,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.00% due 1/31/16; valued at $102,000) (e)	$200,000	$200,000
Wells Fargo Securities LLC, (0.16%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 3.50% due 5/1/22 - 11/1/42; Federal National Mortgage Association 2.22% - 4.99% due 8/1/18 - 1/1/43; Government National Mortgage Association Zero Coupon - 4.50% due 1/15/28 - 12/20/42; valued at $206,000)	100,000	100,000

Wells Fargo Securities LLC, (0.30%, dated 1/25/13, due 2/1/13; proceeds $220,013; fully collateralized by Corporate Bonds; AGL Capital Corp. 5.25% due 8/15/19; Allstate Corp. (The) 7.45% due 5/16/19; Amazon.com, Inc. 0.65% due 11/27/15; America Movil SAB de CV 5.50% due 3/1/14; American Express Credit Corp. 1.16% due 6/24/14; American International Group, Inc. 8.18% due 5/15/68; Amgen, Inc. 2.13% - 2.30% due 6/15/16 - 5/15/17; Anheuser-Busch Cos., LLC 6.45% due 9/1/37; AT&T, Inc. 3.88% - 5.80% due 2/15/19 - 8/15/21; Banco Bradesco SA 4.10% due 3/23/15; Bank of America Corp. 4.50% - 5.70% due 4/1/15 - 1/24/22; Bank of New York Mellon Corp. (The) 0.72% due 7/28/14; BB&T Corp. 3.38% due 9/25/13; Berkshire Hathaway Finance Corp. 3.00% - 5.75% due 5/15/18 - 1/15/40; Boeing Co. (The) 6.63% due 2/15/38; Brandywine Operating Partnership LP 4.95% due 4/15/18; BRE Properties, Inc. 3.38% - 5.50% due 3/15/17 - 1/15/23; Broadcom Corp. 2.70% due 11/1/18; Burlington Northern Santa Fe LLC 5.75% due 5/1/40; Campbell Soup Co. 4.88% due 10/1/13; Catholic Health Initiatives 1.60% - 4.35% due 11/1/17 - 11/1/42; Citigroup, Inc. 6.00% - 6.88% due 10/31/33 - 3/5/38; Comcast Corp. 3.13% - 6.50% due 3/15/16 - 7/15/42; Commonwealth Bank of Australia 0.86% due 3/19/13; Commonwealth Edison Co. 6.45% due 1/15/38; DDR Corp. 7.88% due 9/1/20; Diageo Finance BV 3.25% due 1/15/15; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.15% due 3/15/42; Dominion Resources, Inc. 5.60% due 11/15/16; Domtar Corp. 7.13% due 8/15/15; eBay, Inc. 4.00% due 7/15/42; Ecolab, Inc. 1.45% due 12/8/17; Enterprise Products Operating LLC 5.25% - 6.88% due 1/31/19 - 3/1/33; FedEx Corp. 2.63% due 8/1/22; Florida Power &

Face Amount (000)	Value (000)

Light Co. 3.80% due 12/15/42; General Electric Capital Corp. 1.63% - 5.88% due 7/2/15 - 1/14/38; General Electric Co. 5.00% due 2/1/13; General Mills, Inc. 5.65% due 2/15/19; GlaxoSmithKline Capital PLC 2.85% due 5/8/22; Hanover Insurance Group, Inc. (The) 6.38% due 6/15/21; Husky Energy, Inc. 5.90% due 6/15/14; ICI Wilmington, Inc. 5.63% due 12/1/13; Intel Corp. 4.80% due 10/1/41; Jersey Central Power & Light Co. 4.80% due 6/15/18; JP Morgan Chase Capital XXI 1.26% due 2/2/37; Kellogg Co. 3.25% - 4.25% due 3/6/13 - 5/21/18; Kinder Morgan Energy Partners LP 5.95% due 2/15/18; Lincoln National Corp. 6.15% - 6.25% due 2/15/20 - 4/7/36; Mack-Cali Realty LP 2.50% due 12/15/17; Macy’s Retail Holdings, Inc. 7.45% due 7/15/17; Massachusetts Mutual Life Insurance Co. 5.38% due 12/1/41; MassMutual Global Funding II 2.50% due 10/17/22; MetLife, Inc. 6.82% due 8/15/18; MetLife Institutional Funding II 1.63% due 4/2/15; Microsoft Corp. 1.63% due 9/25/15; MidAmerican Energy Holdings Co. 5.00% due 2/15/14; Morgan Stanley 5.38% - 5.50% due 10/15/15 - 7/28/21; News America, Inc. 6.65% due 11/15/37; Oklahoma Gas & Electric Co. 6.45% due 2/1/38; Pacific LifeCorp. 5.13% due 1/30/43; PacifiCorp. 3.85% due 6/15/21; Penske Truck Leasing Co., LP/PTL Finance Corp. 2.50% - 3.75% due 7/11/14 - 5/11/17; Petrobras International Finance Co. 5.88% due 3/1/18; Petroleos Mexicanos 5.50% due 1/21/21; Pfizer, Inc. 6.20% due 3/15/19; PNC Financial Services Group, Inc. 2.85% due 11/9/22; Potash Corp. of Saskatchewan, Inc. 5.25% due 5/15/14; Principal Financial Group, Inc. 3.30% due 9/15/22; Progress Energy, Inc. 4.40% due 1/15/21; Prudential Financial, Inc. 5.40% - 6.63% due 6/13/35 - 11/18/41; Regency Centers LP 6.00% due 6/15/20; San Diego Gas & Electric Co. 5.35% due 5/15/35; Shell International Finance BV 2.38% - 4.30% due 9/22/19 - 8/21/22; Simon Property Group LP 2.80% - 4.20% due 2/1/15 - 1/30/17; Talisman Energy, Inc. 6.25% due 2/1/38; Target Corp. 4.00% due 7/1/42; Texas Instruments, Inc. 1.65% due 8/3/19; Time Warner, Inc. 6.50% due 11/15/36; TransCanada PipeLines Ltd. 2.50% - 6.35% due 8/1/22 - 5/15/67; US Bank NA 6.30% due 2/4/14; Virginia Electric and Power Co. 4.00% due 1/15/43; Vodafone Group PLC 6.15% due 2/27/37; Wachovia Corp. 6.55% due 10/15/35; Walt Disney Co. (The) 1.10% - 2.35% due 12/1/17 - 12/1/22; Williams Partners LP 6.30% due 4/15/40; WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC 5.13% due 11/15/14; Xstrata Finance Canada Ltd. 3.60% due 1/15/17; valued at $230,996)

$220,000	$220,000

Wells Fargo Securities LLC, (0.30%, dated 1/31/13, due 2/7/13; proceeds $90,005; fully collateralized by Corporate Bonds; Abbey National Treasury Services PLC 4.00% due 4/27/16; Agilent Technologies, Inc. 2.50% - 5.00% due 7/15/13 - 7/15/20; AGL Capital Corp. 5.88% due 3/15/41; Alexandria Real Estate Equities, Inc. 4.60% due 4/1/22; Altria Group, Inc. 2.85% due 8/9/22; Amazon.com, Inc. 0.65% due 11/27/15; American Express Co. 4.88% due 7/15/13; American Express Credit Corp. 1.16% due 6/24/14;

Face Amount (000)	Value (000)

AmerisourceBergen Corp. 3.50% due 11/15/21; Anheuser-Busch InBev Worldwide, Inc. 5.00% - 7.75% due 1/15/19 - 4/15/20; Archer-Daniels-Midland Co. 4.02% due 4/16/43; Aries Vermoegensverwaltungs GmbH 9.60% due 10/25/14; AstraZeneca PLC 5.90% due 9/15/17; AT&T, Inc. 5.50% due 2/1/18; AvalonBay Communities, Inc. 5.75% due 9/15/16; Bank of America Corp. 7.80% due 9/15/16; Bank of America NA 6.10% due 6/15/17; Bank of New York Mellon Corp. (The) 2.40% due 1/17/17; BB&T Corp. 3.38% due 9/25/13; Bear Stearns Cos., LLC (The) 6.40% due 10/2/17; Berkshire Hathaway Finance Corp. 0.64% - 5.75% due 10/15/13 - 1/15/40; BHP Billiton Finance USA Ltd. 2.88% due 2/24/22; Brandywine Operating Partnership LP 5.70% due 5/1/17; Burlington Northern Santa Fe LLC 5.75% due 5/1/40; Camden Property Trust 5.70% due 5/15/17; Campbell Soup Co. 0.61% due 8/1/14; Celgene Corp. 3.25% due 8/15/22; Cigna Corp. 5.38% due 2/15/42; Citigroup, Inc. 5.50% - 8.13% due 4/11/13 - 7/15/39; Colonial Realty LP 6.05% due 9/1/16; Comcast Cable Communications LLC 7.13% due 6/15/13; Consolidated Edison Co. of New York, Inc. 7.13% due 12/1/18; Credit Suisse 5.40% due 1/14/20; CSX Corp. 4.10% due 3/15/44; DDR Corp. 5.50% - 7.50% due 5/1/15 - 7/15/18; Dell, Inc. 2.30% due 9/10/15; Deutsche Bank Financial LLC 5.38% due 3/2/15; Dominion Resources, Inc. 4.05% due 9/15/42; Dr. Pepper Snapple Group, Inc. 2.00% due 1/15/20; Duke Realty LP 8.25% due 8/15/19; Enterprise Products Operating LLC 6.50% due 1/31/19; EOG Resources, Inc. 5.63% due 6/1/19; EQT Corp. 8.13% due 6/1/19; ERP Operating LP 5.20% due 4/1/13; Fixed Income Pass-Through Trust 2007 Zero Coupon due 1/15/87; General Electric Co. 2.70% due 10/9/22; GlaxoSmithKline Capital PLC 2.85% due 5/8/22; Goldman Sachs Group, Inc. (The) 4.75% due 7/15/13; GTE Corp. 6.84% due 4/15/18; Gulf South Pipeline Co. LP 6.30% due 8/15/17; Hartford Financial Services Group, Inc. 5.50% - 6.10% due 3/30/20 - 10/1/41; Health Care REIT, Inc. 6.00% due 11/15/13; Hewlett-Packard Co. 4.30% due 6/1/21; Highwoods Realty LP 7.50% due 4/15/18; HP Enterprise Services LLC 7.45% due 10/15/29; HSBC Finance Corp. 4.75% due 7/15/13; JP Morgan Chase & Co. 4.63% due 5/10/21; Marriott International, Inc. 3.25% due 9/15/22; MBNA Corp. 5.00% due 6/15/15; Metropolitan Life Global Funding I 2.00% due 1/10/14; Morgan Stanley 3.45% - 5.55% due 11/1/15 - 4/27/17; Mylan, Inc. 6.00% due 11/15/18; NSTAR Electric Co. 2.38% due 10/15/22; Pacific LifeCorp. 5.13% due 1/30/43; Petroleos Mexicanos 8.00% due 5/3/19; Pride International, Inc. 6.88% due 8/15/20; Principal Financial Group, Inc. 3.13% due 5/15/23; Prudential Financial, Inc. 5.90% due 3/17/36; Quest Diagnostics, Inc. 4.70% due 4/1/21; Reynolds American, Inc. 7.75% due 6/1/18; Sempra Energy 8.90% due 11/15/13; Simon Property Group LP 6.75% due 5/15/14; Southern Co. (The) 2.38% due 9/15/15; Statoil ASA 5.25% due 4/15/19; Sunoco Logistics Partners Operations LP 6.85% due 2/15/40; Symantec Corp. 4.20% due 9/15/20; Teck Resources Ltd. 5.40% due 2/1/43; TransAlta Corp. 6.50% due 3/15/40; TransCanada PipeLines Ltd. 4.00% due 6/15/13; Transocean, Inc. 6.00% - 6.50% due 3/15/18 - 11/15/20; UBS AG 2.25% due 1/28/14; UnitedHealth Group, Inc. 3.95% due 10/15/42; Vesey Street Investment Trust I 4.40% due 9/1/16; Viacom, Inc. 2.50% due 12/15/16; Virgin Media Secured Finance PLC 5.25% - 6.50% due 1/15/18 - 1/15/21; Westpac Banking Corp. 1.60% due 1/12/18; Wyeth LLC 5.50% due 2/15/16; XL Group PLC 6.25% - 6.38% due 11/15/24 - 5/15/27; valued at $94,500)

$90,000	$90,000

Face Amount (000)	Value (000)

Wells Fargo Securities LLC, (0.40%, dated 1/31/13, due 2/7/13; proceeds $90,007; fully collateralized by Corporate Bonds; Aircastle Ltd. 9.75% due 8/1/18; AK Steel Corp. 7.63% due 5/15/20; Alere, Inc. 9.00% due 5/15/16; Allstate Corp. (The) 6.50% due 5/15/67; Ally Financial, Inc. 5.50% - 7.50% due 12/31/13 - 2/15/17; AMC Entertainment, Inc. 8.75% - 9.75% due 6/1/19 - 12/1/20; American Renal Holdings Co., Inc. 8.38% due 5/15/18; Anheuser-Busch Cos. LLC 6.50% due 2/1/43; Appalachian Power Co. 0.69% due 8/16/13; ARAMARK Holdings Corp. 8.63% due 5/1/16; ArcelorMittal 4.25% - 5.38% due 6/1/13 - 3/1/16; BE Aerospace, Inc. 6.88% due 10/1/20; Ball Corp. 5.75% - 6.75% due 9/15/20 - 5/15/21; Bank of America Corp. 4.90% - 7.38% due 5/1/13 - 8/15/19; Bank of America NA 6.00% due 10/15/36; Barclays Bank PLC 4.25% due 8/14/23; Boise Paper Holdings LLC/Boise Finance Co. 9.00% due 11/1/17; Bombardier, Inc. 4.25% due 1/15/16; Capital One Financial Corp. 2.13% due 7/15/14; Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 9.13% due 8/1/18; CEDC Finance Corp. International, Inc. 9.13% due 12/1/16; Centene Corp. 5.75% due 6/1/17; CenterPoint Energy Resources Corp. 6.25% due 2/1/37; Cincinnati Bell, Inc. 8.75% due 3/15/18; CIT Group, Inc. 4.25% due 8/15/17; CKE Restaurants, Inc. 11.38% due 7/15/18; Comcast Corp. 5.85% due 11/15/15; ConocoPhillips Canada Funding Co. I 5.95% due 10/15/36; Constellation Brands, Inc. 4.63% - 6.00% due 5/1/22 - 3/1/23; Countrywide Financial Corp. 6.25% due 5/15/16; Credit Suisse 5.00% due 5/15/13; Cricket Communications, Inc. 7.75% due 5/15/16; Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88% due 2/15/18; DaVita HealthCare Partners, Inc. 6.63% due 11/1/20; Dean Foods Co. 7.00% due 6/1/16; DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13% - 4.75% due 10/1/14 - 2/15/16; Discovery Communications LLC 4.38% due 6/15/21; Dominion Resources, Inc. 4.90% due 8/1/41; Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.38% due 6/1/19; Eksportfinans ASA 1.88% - 5.50% due 4/2/13 - 5/25/16; First Data Corp. 9.88% due 9/24/15; Fixed Income Pass-Through Trust 2007 Zero Coupon due 5/15/77; Forest Oil Corp. 8.50% due 2/15/14; GE Capital Trust I 6.38% due 11/15/67; General Electric Capital Corp. 3.50% due 6/29/15; Goldman Sachs Group, Inc. (The) 5.38% - 5.85% due 3/15/20 - 6/15/32; Graphic Packaging International, Inc. 7.88% due 10/1/18; Gulf Power Co. 3.10% due 5/15/22; Halcon Resources Corp. 9.75% due 7/15/20; Hartford Financial Services Group, Inc. 5.95% - 8.13% due 10/15/36 - 6/15/68; Hasbro, Inc. 6.35% due 3/15/40; HCA, Inc. 5.75% - 8.50% due 3/15/14 - 4/15/19; Hornbeck Offshore Services, Inc. 8.00% due 9/1/17; HSBC Finance Corp. 5.25% - 5.50% due 4/15/15 - 1/19/16; Hughes Satellite Systems Corp. 6.50% due 6/15/19; Igloo Holdings Corp. 8.25% due 12/15/17; ILFC E-Capital Trust II 6.25% due 12/21/65; Jarden Corp. 8.00% due 5/1/16; Jones Group, Inc./Apparel Group Hold/Apparel Group USA/Footwear Acc Retail 6.88% due 3/15/19; Koninklijke Philips Electronics N.V. 3.75% due 3/15/22; Kroger Co. (The) 6.90% due 4/15/38; Lamar Media Corp. 5.00% due 5/1/23; LIN Television Corp. 8.38% due 4/15/18; Logan’s Roadhouse, Inc. 10.75% due 10/15/17; MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50% due 2/15/23;

	Face Amount (000)	Value (000)

Mediacom LLC/Mediacom Capital Corp. 9.13% due 8/15/19; Medtronic, Inc. 2.63% due 3/15/16; Merrill Lynch & Co., Inc. 6.50% due 7/15/18; MetLife Capital Trust X 9.25% due 4/8/68; MetLife, Inc. 2.38% due 2/6/14; Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88% due 11/1/17; NetApp, Inc. 3.25% due 12/15/22; News America, Inc. 9.25% due 2/1/13; Nexen, Inc. 5.88% due 3/10/35; Noble Holding International Ltd. 5.25% due 3/15/42; Novelis, Inc. 8.38% due 12/15/17; Oshkosh Corp. 8.25% due 3/1/17; Pacific Gas & Electric Co. 6.25% due 12/1/13; PacifiCorp. 4.10% due 2/1/42; Peabody Energy Corp. 7.38% due 11/1/16; Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% due 4/15/18; Penske Automotive Group, Inc. 5.75% due 10/1/22; PepsiCo, Inc. 3.10% due 1/15/15; Pilgrim’s Pride Corp. 7.88% due 12/15/18; Pinnacle Entertainment, Inc. 8.63% due 8/1/17; Plains Exploration & Production Co. 6.13% due 6/15/19; Precision Drilling Corp. 6.63% due 11/15/20; Principal Financial Group, Inc. 3.13% - 8.88% due 5/15/19 - 5/15/23; Prudential Financial, Inc. 6.63% due 6/21/40; Quiksilver, Inc. 6.88% due 4/15/15; RBS Global, Inc./Rexnord LLC 8.50% due 5/1/18; Regal Cinemas Corp. 8.63% due 7/15/19; Regency Energy Partners LP/Regency Energy Finance Corp. 5.50% - 9.38% due 6/1/16 - 4/15/23; Revlon Consumer Products Corp. 9.75% due 11/15/15; Rex Energy Corp. 8.88% due 12/1/20; Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.88% due 8/15/19; Rite Aid Corp. 9.50% due 6/15/17; Royal Bank of Scotland Group PLC 5.00% due 10/1/14; Royal Caribbean Cruises Ltd. 6.88% - 7.25% due 6/15/13 - 6/15/16; RR Donnelley & Sons Co. 6.13% - 8.60% due 8/15/16 - 6/15/20; Sappi Papier Holding GmbH 7.75% due 7/15/17; Sealy Mattress Co. 8.25% due 6/15/14; Service Corp. International 4.50% - 7.00% due 4/1/15 - 11/15/20; Silgan Holdings, Inc. 5.00% due 4/1/20; Spirit Aerosystems, Inc. 7.50% due 10/1/17; Springleaf Finance Corp. 5.85% due 6/1/13; Statoil ASA 2.45% due 1/17/23; Talisman Energy, Inc. 5.85% due 2/1/37; Tesoro Corp. 9.75% due 6/1/19; Time Warner Cable, Inc. 5.50% due 9/1/41; TransDigm, Inc. 7.75% due 12/15/18; Trinidad Drilling Ltd. 7.88% due 1/15/19; Tyco Electronics Group SA 7.13% due 10/1/37; United States Steel Corp. 7.50% due 3/15/22; Universal Hospital Services, Inc. 4.12% due 6/1/15; Unum Group 5.75% due 8/15/42; US BanCorp. 2.20% due 11/15/16; Valero Energy Corp. 7.50% due 4/15/32; Viacom, Inc. 4.38% due 9/15/14; Williams Partners LP 4.13% due 11/15/20; Windstream Corp. 8.13% due 9/1/18; WPX Energy, Inc. 5.25% due 1/15/17; YCC Holdings LLC/Yankee Finance, Inc. 10.25% due 2/15/16; Yum! Brands, Inc. 6.25% due 3/15/18; and a U.S. Government Agency; Federal National Mortgage Association Zero Coupon due 2/1/19; valued at $95,163)

	$90,000	$90,000
Total Repurchase Agreements (Cost $9,881,400)		9,881,400
Tax-Exempt Instruments (8.7%)
Closed-End Investment Company (0.1%)
Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT)
0.20%, 5/5/41 (b)	35,000	35,000

	Face Amount (000)	Value (000)
Daily Variable Rate Bond (0.1%)
Indiana Finance Authority, Indiana University Health Obligated Group Ser 2011 K (Taxable)
0.17%, 3/1/33	$20,375	$20,375

Municipal Bond (1.2%)
California, Ser 2012-13 A-2 RANs
2.50%, 6/20/13	298,000	300,341

Weekly Variable Rate Bonds (7.3%)
California Educational Facilities Authority, California Institute of Technology 2006 Ser B
0.06%, 10/1/36	20,000	20,000
California Housing Finance Agency, Multifamily Ser 2000 C (AMT)
0.10%, 2/1/33	12,085	12,085
California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 L
0.10%, 4/1/38	60,000	60,000
Colorado Housing & Finance Authority,
Multi-Family Class 1 2006 Ser A-1 (Taxable)
0.17%, 10/1/36	35,840	35,840
Single Family Mortgage Class I 2003 Ser B-3 (AMT)
0.10%, 11/1/26	40,390	40,390
Single Family Mortgage Class I 2007 Ser B-2 (AMT)
0.12%, 5/1/38	25,000	25,000
Denver Public Schools, CO, Ser 2011 A-1 COPs (Taxable)
0.16%, 12/15/37	11,600	11,600
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2007 A-4
0.09%, 8/15/42	10,285	10,285
JEA, FL, Electric System Ser Three 2008 B-2
0.08%, 10/1/40	54,000	54,000
Kansas Department of Transportation,
Highway Ser 2002 C-1
0.07%, 9/1/19	20,465	20,465
Highway Ser 2002 C-2
0.07%, 9/1/19	22,800	22,800
Highway Ser 2004 C-2
0.09%, 9/1/22	16,215	16,215
Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-5
0.08%, 7/1/34	32,000	32,000
Loudoun County Industrial Development Authority, VA,
Howard Hughes Medical Institute Ser 2003 A
0.09%, 2/15/38	30,915	30,915
Howard Hughes Medical Institute Ser 2003 D
0.08%, 2/15/38	16,200	16,200
Massachusetts Development Finance Agency, Partners HealthCare System, Inc., Ser 2011 K-2
0.09%, 7/1/46	44,000	44,000
Massachusetts Health & Educational Facilities Authority, Partners HealthCare System 2009 Ser I-1
0.09%, 7/1/44	25,600	25,600
Massachusetts Water Resources Authority, Gen Ser 2008 F
0.07%, 8/1/29	47,360	47,360
Michigan State University, Ser 2000 A
0.10%, 8/15/30	25,935	25,935

	Face Amount (000)	Value (000)
Minnesota Housing Finance Agency, Residential Housing Finance 2007 Ser J (Taxable)
0.20%, 7/1/38	$5,975	$5,975
Minnesota Office of Higher Education,
Supplemental Student Loan 2012 Ser A (Taxable)
0.16%, 8/1/47	14,727	14,727
Supplemental Student Loan 2012 Ser B (AMT)
0.10%, 8/1/47	45,000	45,000
New Hampshire Health & Education Facilities Authority,
Dartmouth College Ser 2002
0.10%, 6/1/32	36,260	36,260
Dartmouth College Ser 2003
0.10%, 6/1/23	47,865	47,865
New York City Housing Development Corporation, NY, Gold Street 2006 Ser A
0.10%, 4/15/36	45,900	45,900
New York City Transitional Finance Authority, NY,
Future Tax Fiscal 1999 2nd Ser Subser A-2
0.09%, 11/15/27	44,300	44,300
Future Tax Fiscal 2001 Ser A
0.10%, 2/15/30	51,450	51,450
New York City, NY, Fiscal 2010 Subser G-4
0.09%, 3/1/39	100,000	100,000
New York State Dormitory Authority,
City University System Cons 5th Ser 2008 D
0.08%, 7/1/31	24,400	24,400
Mental Health Services Facilities Ser 2003 D-2F
0.08%, 2/15/31	30,000	30,000
Rockefeller University Ser 2009 B
0.09%, 7/1/40	32,750	32,750
New York State Housing Finance Agency,
Clinton Green North Ser 2006 A (AMT)
0.10%, 11/1/38	34,000	34,000
Related-Taconic West 17th Street Ser 2009 A
0.09%, 5/15/39	25,000	25,000
Tower 31 Ser 2005 A
0.10%, 11/1/36	51,400	51,400
North Carolina Medical Care Commission, Novant Health Obligated Group Ser 2004 A
0.12%, 11/1/34	76,650	76,650
Orlando Utilities Commission, FL, Utility System Ser 2008-1
0.09%, 10/1/33	52,000	52,000
Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-81C (AMT)
0.11%, 10/1/34	20,855	20,855
Riverside County Transportation Commission, CA, Sales Tax Ser 2009 A
0.09%, 6/1/29	36,740	36,740
Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A
0.08%, 10/1/38	75,000	75,000
San Francisco City & County, CA, San Francisco International Airport Second Ser 2010 A-1 (AMT)
0.10%, 5/1/30	43,000	43,000
Santa Clara Valley Transportation Authority, CA, Measure A Sales Tax Ser 2008 B
0.07%, 4/1/36	44,300	44,300

	Face Amount (000)	Value (000)
South Dakota Housing Development Authority, Homeownership Mortgage Ser 2008 C (AMT)
0.11%, 5/1/39	$45,000	$45,000
University of Massachusetts Building Authority, Senior Ser 2011-1
0.10%, 11/1/34	87,290	87,290
University of Texas Regents,
Financing System Ser 2008 B
0.07%, 8/1/16	16,495	16,495
0.08%, 8/1/25 – 8/1/32	63,180	63,180
Utah Housing Corporation,
Single Family Mortgage Class I 2008 Ser A-1 (AMT)
0.15%, 7/1/39	14,650	14,650
Single Family Mortgage Class I 2008 Ser C-1 (AMT)
0.15%, 7/1/39	10,640	10,640
Single Family Mortgage Class I 2009 Ser A
0.10%, 7/1/38	11,700	11,700
Wake County, NC,
Public Improvement Ser 2003 C
0.09%, 4/1/19 – 4/1/20	14,160	14,160
School Ser 2007 B
0.09%, 3/1/24	14,800	14,800
Wisconsin Housing & Economic Development Authority, Home Ownership Ser 2004 E (AMT)
0.10%, 9/1/35	31,700	31,700
		1,797,877
Total Tax-Exempt Instruments (Cost $2,153,593)		2,153,593
Time Deposit (1.0%)
International Bank (1.0%)
US Bank Cayman Islands
0.12%, 2/1/13 (Cost $250,000)	250,000	250,000
Total Investments (100.0%) (Cost $24,730,723)		24,730,723
Other Assets in Excess of Liabilities (0.0%) (f)		3,838
Net Assets (100.0%)		$24,734,561

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at January 31, 2013.

(d)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.
(e)	Insufficient collateral allocated.
(f)	Amount is less than 0.05%.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
REIT	Real Estate Investment Trust.
VRDP	Variable Rate Demand Preferred.

Morgan Stanley Institutional Liquidity Funds

Government Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (17.4%)
Federal Farm Credit Bank
3.88%, 10/7/13	$9,000	$9,228
Federal Home Loan Bank,
0.11%, 7/16/13 – 7/25/13	334,500	334,464
0.13%, 4/23/13	121,495	121,481
0.14%, 6/17/13	150,000	149,999
0.15%, 2/6/13 – 9/27/13	616,100	616,084
0.16%, 5/23/13	167,500	167,494
0.16%, 4/25/13 (a)	105,000	105,002
0.16%, 4/19/13 (b)	88,360	88,330
0.17%, 4/17/13 – 4/19/13 (b)	168,000	167,941
0.17%, 5/15/13 – 9/4/13 (a)	240,000	239,996
0.20%, 12/6/13 (a)	56,850	56,833
1.00%, 3/27/13	23,180	23,209
Federal Home Loan Mortgage Corporation,
0.15%, 9/13/13 (a)	214,000	213,975
0.15%, 4/3/13 (b)	159,000	158,960
0.88%, 10/28/13	82,000	82,435
1.63%, 4/15/13	125,000	125,365
Federal National Mortgage Association,
0.17%, 4/17/13 (b)	132,408	132,361
0.75%, 2/26/13	46,979	46,998
1.75%, 5/7/13	50,489	50,698
4.63%, 5/1/13	42,642	43,104
Total U.S. Agency Securities (Cost $2,933,957)		2,933,957
U.S. Treasury Security (0.6%)
U.S. Treasury Note
1.75%, 4/15/13 (Cost $97,808)	97,500	97,808

Repurchase Agreements (82.0%)
ABN Amro Funding LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $130,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.38% due 1/31/15 - 6/30/18; valued at $132,559)	130,000	130,000
ABN Amro Funding LLC, (0.17%, dated 1/31/13, due 2/1/13; proceeds $750,004; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.50% - 1.05% due 5/1/15 - 3/28/16; Federal Home Loan Mortgage Corporation 1.00% - 5.00% due 7/28/17 - 5/1/42; Federal National Mortgage Association 0.88% - 6.50% due 8/28/17 - 8/1/42; Government National Mortgage Association 4.50% - 5.00% due 7/15/39 - 10/20/40; Tennessee Valley Authority 1.88% - 3.88% due 2/15/21 - 8/15/22; valued at $771,900)	750,000	750,000
Bank of Montreal, (0.13%, dated 1/31/13, due 2/1/13; proceeds $80,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.63% due 12/31/14; valued at $81,575)	80,000	80,000
Bank of Montreal, (0.14%, dated 1/25/13, due 2/1/13; proceeds $250,007; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.50% due 8/1/24 - 6/1/42; Federal National Mortgage Association 5.00% due 6/1/35 - 7/1/35; and U.S. Government Obligations; U.S. Treasury Notes 0.75% - 2.63% due 9/15/13 - 12/31/14; valued at $257,210)	250,000	250,000
Bank of Nova Scotia, (0.13%, dated 1/31/13, due 2/1/13; proceeds $32,100; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.88% due 7/15/13; valued at $32,727)	32,100	32,100

	Face Amount (000)	Value (000)
Bank of Nova Scotia, (0.16%, dated 1/31/13, due 2/1/13; proceeds $160,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 2.25% due 7/31/18; valued at $163,000)	$160,000	$160,000
Bank of Nova Scotia, (0.17%, dated 1/11/13, due 1/3/14; proceeds $400,674; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.50% due 7/1/41 - 12/1/42; Federal National Mortgage Association 2.50% - 5.00% due 5/1/27 - 11/1/42; valued at $412,001) (Demand 2/7/13)	400,000	400,000
Bank of Nova Scotia, (0.19%, dated 1/7/13, due 1/2/14; proceeds $425,808; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.50% due 8/1/26 - 12/1/42; Federal National Mortgage Association 2.50% - 5.50% due 2/1/24 - 5/1/52; valued at $437,955) (Demand 2/7/13)	425,000	425,000
Bank of Nova Scotia, (0.21%, dated 9/20/12, due 9/13/13; proceeds $400,835; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 5.00% due 8/1/26 - 1/1/43; Federal National Mortgage Association 2.50% - 6.00% due 6/1/27 - 12/1/42; valued at $412,018) (Demand 2/7/13)	400,000	400,000
Bank of Nova Scotia, (0.24%, dated 8/6/12, due 8/1/13; proceeds $200,480; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 5.00% due 9/1/25 - 12/1/42; Federal National Mortgage Association 2.50% - 5.50% due 4/1/26 - 12/1/42; Government National Mortgage Association 4.00% due 6/20/42; valued at $206,087) (Demand 2/7/13)	200,000	200,000
Barclays Capital, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $70,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 10/15/15; valued at $71,353)	70,000	70,000
Barclays Capital, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $70,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 10/15/15; valued at $71,353)	70,000	70,000
Barclays Capital, Inc., (0.15%, dated 1/25/13, due 2/1/13; proceeds $270,008; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.00% - 9.00% due 5/1/18 - 1/1/43; Federal National Mortgage Association 2.50% - 9.00% due 12/1/17 - 2/1/43; valued at $278,111)	270,000	270,000
BMO Capital Markets Corp., (0.12%, dated 1/25/13, due 2/1/13; proceeds $45,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 2/7/13 - 12/12/13; U.S. Treasury Bonds 2.75% - 6.25% due 8/15/23 - 11/15/42; U.S. Treasury Notes 0.25% - 4.25% due 7/15/14 - 11/15/22; valued at $45,891)	45,000	45,000
BMO Capital Markets Corp., (0.14%, dated 1/25/13, due 2/1/13; proceeds $35,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 5.00% due 11/1/39; Government National Mortgage Association 3.50% - 6.00% due 8/15/40 - 5/15/42; valued at $36,059)	35,000	35,000
BNP Paribas Securities Corp., (0.09%, dated 1/30/13, due 2/6/13; proceeds $239,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 3.57% due 11/1/27 - 7/1/40; Federal National Mortgage Association 3.00% - 4.50% due 12/1/25 - 12/1/42; valued at $246,255)	239,000	239,000
BNP Paribas Securities Corp., (0.13%, dated 1/31/13, due 2/1/13; proceeds $385,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 8/1/13; U.S. Treasury Note 2.00% due 2/15/22; valued at $392,361)	385,000	385,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.15%, dated 1/25/13, due 2/1/13; proceeds $245,007; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.79% - 4.00% due 12/1/41 - 8/1/42; Government National Mortgage Association 4.00% - 5.00% due 6/20/41 - 3/20/42; valued at $252,338)	$245,000	$245,000
BNP Paribas Securities Corp., (0.15%, dated 12/27/12, due 3/27/13; proceeds $241,090; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 11/15/21 - 8/15/39; valued at $245,800) (Demand 2/7/13)	241,000	241,000
BNP Paribas Securities Corp., (0.16%, dated 1/31/13, due 2/1/13; proceeds $19,000; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 4.00% - 6.00% due 10/20/24 - 1/20/40; valued at $19,582)	19,000	19,000
BNP Paribas Securities Corp., (0.18%, dated 1/8/13, due 7/8/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.50% due 4/1/30 - 7/1/42; Government National Mortgage Association 4.50% due 8/15/39; valued at $257,519) (Demand 2/7/13)	250,000	250,000
BNP Paribas Securities Corp., (0.20%, dated 12/5/12, due 6/5/13; proceeds $60,061; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 3.06% due 11/1/40 - 9/1/42; Federal National Mortgage Association 3.31% - 4.00% due 11/1/25 - 4/1/42; Government National Mortgage Association 5.00% due 8/15/18; valued at $61,735) (Demand 2/7/13)	60,000	60,000
BNP Paribas Securities Corp., (0.21%, dated 10/23/12, due 4/24/13; proceeds $225,234; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.43% - 4.00% due 12/1/41 - 11/1/42; Federal National Mortgage Association 1.91% - 2.50% due 8/1/27 - 12/1/42; valued at $231,675) (Demand 2/7/13)	225,000	225,000
BNP Paribas Securities Corp., (0.21%, dated 12/3/12, due 6/3/13; proceeds $57,059; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.06% due 11/1/40; Federal National Mortgage Association Zero Coupon - 3.50% due 12/1/27 - 1/1/43; valued at $58,751) (Demand 2/7/13)	57,000	57,000
Citibank NA, (0.16%, dated 1/31/13, due 2/1/13; proceeds $400,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 6.22% due 3/1/22 - 12/1/42; Federal National Mortgage Association 2.19% - 6.00% due 3/1/17 - 1/1/43; Government National Mortgage Association 2.50% - 5.00% due 11/15/24 - 12/20/42; valued at $412,000) (c)	400,000	400,000
Credit Agricole CIB, (0.13%, dated 1/31/13, due 2/1/13; proceeds $350,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.50% - 1.88% due 12/31/13 - 7/15/15; valued at $357,005)	350,000	350,000
Credit Agricole CIB, (0.15%, dated 1/31/13, due 2/1/13; proceeds $490,002; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 9/1/42; Federal National Mortgage Association 2.39% - 4.70% due 12/1/25 - 1/1/43; valued at $504,851)	490,000	490,000
Credit Suisse Securities USA, (0.20%, dated 1/16/13, due 4/16/13; proceeds $220,110; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 6.00% due 11/1/21 - 9/1/42; valued at $226,601)	220,000	220,000

	Face Amount (000)	Value (000)
Credit Suisse Securities USA, (0.20%, dated 1/17/13, due 4/17/13; proceeds $100,050; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.50% due 7/1/31 - 12/1/42; valued at $103,001)	$100,000	$100,000
Credit Suisse Securities USA, (0.20%, dated 1/25/13, due 4/25/13; proceeds $100,050; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 5.00% due 7/1/24 - 10/1/42; valued at $103,004)	100,000	100,000
Credit Suisse Securities USA, (0.20%, dated 1/30/13, due 5/10/13; proceeds $100,056; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 9/1/36 - 10/1/42; valued at $103,002)	100,000	100,000
Credit Suisse Securities USA, (0.21%, dated 1/7/13, due 4/8/13; proceeds $90,048; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 7/1/31 - 12/1/42; valued at $92,703)	90,000	90,000
Credit Suisse Securities USA, (0.23%, dated 12/3/12, due 3/4/13; proceeds $75,044; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 6/1/26 - 12/1/42; valued at $77,250)	75,000	75,000
Deutsche Bank Securities, Inc., (0.09%, dated 1/30/13, due 2/6/13; proceeds $39,001; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 3.50% due 10/1/25; valued at $40,208)	39,000	39,000
Deutsche Bank Securities, Inc., (0.15%, dated 1/25/13, due 2/1/13; proceeds $36,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.96% due 3/1/42; Federal National Mortgage Association 3.05% - 4.50% due 10/1/25 - 2/1/43; valued at $37,039)	36,000	36,000
Deutsche Bank Securities, Inc., (0.15%, dated 1/31/13, due 2/1/13; proceeds $135,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 1.38% due 12/15/15 - 1/31/20; valued at $137,308)	135,000	135,000
Deutsche Bank Securities, Inc., (0.15%, dated 1/31/13, due 2/1/13; proceeds $50,884; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 1/31/15; valued at $51,900)	50,884	50,884
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.05% - 4.50% due 1/1/28 - 2/1/43; valued at $206,458)	200,000	200,000
Deutsche Bank Securities, Inc., (0.17%, dated 1/31/13, due 2/1/13; proceeds $75,000; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.50% due 8/1/38; valued at $77,269)	75,000	75,000
Deutsche Bank Securities, Inc., (0.30%, dated 11/1/12, due 2/1/13; proceeds $100,077; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.42% due 2/1/37; Federal National Mortgage Association 2.75% - 4.50% due 10/1/25 - 2/1/43; valued at $102,940)	100,000	100,000
Goldman Sachs & Co., (0.07%, dated 1/29/13, due 2/5/13; proceeds $240,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.00% - 9.50% due 5/1/17 - 1/1/43; Federal National Mortgage Association 2.27% - 8.50% due 1/1/16 - 1/1/48; valued at $247,200)	240,000	240,000

	Face Amount (000)	Value (000)
Goldman Sachs & Co., (0.07%, dated 1/30/13, due 2/6/13; proceeds $75,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 0.18% - 1.25% due 6/17/14 - 12/12/14; valued at $76,548)	$75,000	$75,000
Goldman Sachs & Co., (0.10%, dated 1/30/13, due 2/6/13; proceeds $55,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% - 6.50% due 5/15/26 - 11/20/42; valued at $56,650)	55,000	55,000
Goldman Sachs & Co., (0.11%, dated 1/31/13, due 2/7/13; proceeds $125,003; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank Zero Coupon - 3.24% due 1/22/14 - 12/27/32; Federal National Mortgage Association 0.50% due 1/29/16; valued at $127,550)	125,000	125,000
Goldman Sachs & Co., (0.15%, dated 1/25/13, due 2/1/13; proceeds $110,003; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.00% - 5.50% due 1/20/28 - 11/20/42; valued at $113,328)	110,000	110,000
Goldman Sachs & Co., (0.16%, dated 1/31/13, due 2/1/13; proceeds $25,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.38% - 2.86% due 4/1/33 - 9/1/36; Federal National Mortgage Association 2.80% - 3.66% due 6/1/35 - 6/1/42; valued at $25,750)	25,000	25,000
HSBC Securities USA, (0.16%, dated 1/31/13, due 2/1/13; proceeds $200,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 4.00% due 2/1/42 - 6/1/42; valued at $206,000)	200,000	200,000
Merrill Lynch Pierce Fenner & Smith, (0.15%, dated 1/31/13, due 2/7/13; proceeds $200,006; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 5.00% due 4/1/40; Federal National Mortgage Association 3.00% - 4.00% due 11/1/41 - 1/1/43; valued at $205,979)	200,000	200,000
RBC Capital Markets LLC, (0.15%, dated 1/31/13, due 2/1/13; proceeds $850,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.69% - 4.50% due 9/1/40 - 1/1/43; Federal National Mortgage Association 2.14% - 6.00% due 7/1/27 - 1/1/43; valued at $875,309)	850,000	850,000
RBC Capital Markets LLC, (0.18%, dated 1/3/13, due 7/3/13; proceeds $250,226; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.54% due 7/1/42; Federal National Mortgage Association 3.50% - 5.00% due 8/1/26 - 7/1/42; Government National Mortgage Association 3.50% due 12/20/42; valued at $257,551) (Demand 2/7/13)	250,000	250,000
RBC Capital Markets LLC, (0.19%, dated 10/9/12, due 4/10/13; proceeds $150,145; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 3/1/42; Federal National Mortgage Association 2.21% - 4.50% due 1/1/36 - 1/1/43; Government National Mortgage Association 3.50% - 5.00% due 1/15/39 - 5/20/42; valued at $154,492) (Demand 2/7/13)	150,000	150,000
RBC Capital Markets LLC, (0.24%, dated 11/20/12, due 2/11/13; proceeds $50,028; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% - 5.00% due 2/1/38 - 8/1/42; Federal National Mortgage Association 3.25% - 4.00% due 7/1/40 - 11/1/42; Government National Mortgage Association 3.50% due 12/20/42; valued at $51,534)	50,000	50,000

	Face Amount (000)	Value (000)
RBC Capital Markets LLC, (0.25%, dated 11/13/12, due 2/11/13; proceeds $100,063; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% due 6/1/42; Government National Mortgage Association 5.00% due 8/20/40; valued at $103,393)	$100,000	$100,000
RBS Securities, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $350,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 4.00% due 3/31/13 - 2/15/15; valued at $357,004)	350,000	350,000
RBS Securities, Inc., (0.15%, dated 1/31/13, due 2/1/13; proceeds $250,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.88% due 1/31/18; valued at $255,001)	250,000	250,000
Societe Generale, (0.08%, dated 1/29/13, due 2/5/13; proceeds $200,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.57% - 3.50% due 9/1/35 - 5/1/42; Federal National Mortgage Association 0.65% - 5.50% due 5/1/18 - 12/1/42; valued at $206,087)	200,000	200,000
Societe Generale, (0.10%, dated 1/30/13, due 2/6/13; proceeds $200,004; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 5/1/35; Federal National Mortgage Association 2.25% - 5.00% due 4/1/35 - 12/1/42; valued at $205,977)	200,000	200,000
Societe Generale, (0.14%, dated 1/31/13, due 2/7/13; proceeds $150,004; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 3.00% due 9/20/42; valued at $154,369)	150,000	150,000
Societe Generale, (0.15%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.63% - 1.25% due 9/30/17 - 4/30/19; valued at $101,962)	100,000	100,000
Societe Generale, (0.15%, dated 1/31/13, due 2/1/13; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.88% - 2.00% due 1/31/17 - 2/15/22; valued at $152,965)	150,000	150,000
Societe Generale, (0.16%, dated 1/31/13, due 2/1/13; proceeds $500,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.88% - 2.38% due 10/31/14 - 11/30/16; valued at $509,892)	500,000	500,000
Societe Generale, (0.17%, dated 1/31/13, due 2/1/13; proceeds $300,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.15% - 3.00% due 10/20/42 - 12/15/47; valued at $309,635)	300,000	300,000
Societe Generale, (0.17%, dated 1/31/13, due 2/1/13; proceeds $600,003; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation Zero Coupon - 3.71% due 9/1/40 - 2/1/43; Federal National Mortgage Association 2.15% - 3.55% due 5/1/35 - 9/1/42; Government National Mortgage Association 3.50% - 4.50% due 7/20/40 - 8/15/53; valued at $618,005)	600,000	600,000
Societe Generale, (0.18%, dated 1/31/13, due 2/1/13; proceeds $100,001; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.15% - 3.00% due 9/20/42 - 12/15/47; valued at $103,022)	100,000	100,000

	Face Amount (000)	Value (000)
Wells Fargo Bank NA, (0.16%, dated 1/31/13, due 2/1/13; proceeds $575,003; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank 0.42% - 7.35% due 12/11/13 - 12/23/41; Federal Home Loan Bank Zero Coupon - 8.29% due 2/1/13 - 3/14/36; Federal Home Loan Mortgage Corporation Zero Coupon - 7.69% due 6/12/13 - 1/2/34; Federal National Mortgage Association Zero Coupon - 7.13% due 4/1/13 - 1/15/33; valued at $586,443)	$575,000	$575,000
Wells Fargo Securities LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bill 2.00% due 1/31/16; valued at $102,000)	100,000	100,000
Wells Fargo Securities LLC, (0.16%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 4.00% due 1/1/28 - 1/1/43; Federal National Mortgage Association 2.32% - 4.00% due 12/1/22 - 1/1/43; valued at $103,052)	100,000	100,000
Wells Fargo Securities LLC, (0.16%, dated 1/31/13, due 2/1/13; proceeds $135,001; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% - 4.00% due 5/1/22 - 8/1/42; Federal National Mortgage Association 2.20% - 4.85% due 12/1/19 - 1/1/43; Government National Mortgage Association 3.00% - 3.50% due 11/15/42 - 1/20/43; valued at $139,110)	135,000	135,000
Total Repurchase Agreements (Cost $13,838,984)		13,838,984
Total Investments (100.0%) (Cost $16,870,749)		16,870,749
Other Assets in Excess of Liabilities (0.0%) (d)		2,918
Net Assets (100.0%)		$16,873,667

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2013.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Citibank NA, Repurchase Agreement, is an affiliate of the Investment Adviser, Administrator and Distributor.
(d)	Amount is less than 0.05%.

Morgan Stanley Institutional Liquidity Funds

Government Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Agency Securities (79.3%)
Federal Farm Credit Bank,
0.06%, 2/7/13 (a)	$10,000	$10,000
0.10%, 2/28/13 (b)	4,860	4,860
0.15%, 2/15/13	10,000	10,000
0.20%, 9/17/13	5,000	5,002
0.22%, 6/12/13 (b)	4,800	4,800
0.22%, 7/23/13	10,000	10,005
0.23%, 12/30/13 (b)	5,000	5,002
0.24%, 2/1/13 (b)	6,000	6,000
0.25%, 5/24/13	2,750	2,751
0.40%, 11/8/13	2,200	2,204
1.38%, 6/25/13	2,050	2,060
1.75%, 2/21/13	4,460	4,464
1.88%, 4/15/13	2,250	2,258
2.15%, 2/4/13	6,000	6,001
3.88%, 10/7/13	1,815	1,861
Federal Home Loan Bank,
0.05%, 2/27/13 (a)	35,000	34,999
0.06%, 2/6/13 – 3/20/13 (a)	49,604	49,602
0.07%, 2/1/13 – 2/22/13 (a)	55,605	55,603
0.10%, 2/13/13 – 6/5/13 (a)	49,803	49,793
0.11%, 7/25/13	2,500	2,500
0.12%, 5/22/13 (a)	3,270	3,269
0.13%, 2/5/13 (a)	1,420	1,420
0.13%, 3/5/13	10,000	10,000
0.14%, 2/1/13 – 3/1/13 (a)	23,950	23,950
0.15%, 2/20/13 (a)	1,100	1,100
0.15%, 3/14/13	1,000	1,000
0.16%, 3/1/13 – 4/19/13 (a)	14,100	14,096
0.16%, 4/25/13 (b)	1,000	1,000
0.16%, 5/23/13	1,500	1,500
0.17%, 2/6/13	5,500	5,500
0.17%, 4/17/13 (a)	1,000	1,000
0.17%, 5/15/13 (b)	3,000	3,000
0.18%, 8/20/13	2,500	2,500
0.19%, 2/15/13	16,000	16,000
0.20%, 12/6/13 (b)	1,400	1,399
0.23%, 5/17/13	2,000	2,001
0.24%, 4/16/13	2,000	2,000
0.25%, 7/2/13	1,000	1,000
0.27%, 8/16/13	3,000	3,002
0.32%, 4/12/13 (b)	3,000	3,001
1.00%, 3/27/13	1,000	1,001
1.63%, 3/20/13	1,420	1,423
1.75%, 3/8/13	2,000	2,003
3.38%, 2/27/13	9,135	9,156
5.13%, 8/14/13	1,370	1,406
Tennessee Valley Authority
6.00%, 3/15/13	9,337	9,401
Total U.S. Agency Securities (Cost $391,893)		391,893
U.S. Treasury Securities (20.4%)
U.S. Treasury Bill
0.10%, 2/21/13 (c)	23,300	23,299
U.S. Treasury Notes,
0.38%, 7/31/13	2,000	2,002

	Face Amount (000)	Value (000)
0.50%, 5/31/13	$4,000	$4,005
0.63%, 2/28/13	11,650	11,655
0.75%, 3/31/13	10,000	10,011
1.38%, 2/15/13	14,500	14,507
2.75%, 10/31/13	8,500	8,664
3.13%, 8/31/13 – 9/30/13	6,000	6,111
3.38%, 7/31/13	3,000	3,048
3.88%, 2/15/13	15,000	15,021
4.25%, 8/15/13	2,500	2,555
Total U.S. Treasury Securities (Cost $100,878)		100,878
Total Investments (99.7%) (Cost $492,771)		492,771
Other Assets in Excess of Liabilities (0.3%)		1,709
Net Assets (100.0%)		$494,480

(a)                                 Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2013.

(c)                                  Rate shown is the yield to maturity at January 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Treasury Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (18.4%)
U.S. Treasury Bills,
0.14%, 3/28/13 (a)	$150,000	$149,968
0.15%, 4/18/13 – 5/30/13 (a)	340,000	339,867
U.S. Treasury Notes,
0.38%, 7/31/13	118,000	118,128
0.63%, 2/28/13	95,000	95,034
0.75%, 9/15/13	55,000	55,196
1.13%, 6/15/13	22,000	22,076
1.75%, 4/15/13	80,000	80,255
2.00%, 11/30/13	48,000	48,728
2.75%, 2/28/13	70,000	70,136
3.13%, 8/31/13 – 9/30/13	129,000	131,336
3.50%, 5/31/13	155,000	156,695
3.88%, 2/15/13	90,000	90,128
Total U.S. Treasury Securities (Cost $1,357,547)		1,357,547
Repurchase Agreements (81.5%)
ABN Amro Securities LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $460,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.50% - 6.13% due 8/15/29 - 2/15/39; U.S. Treasury Notes 0.13% - 3.38% due 2/28/13 - 8/15/21; valued at $469,212)	460,000	460,000
Bank of Montreal, (0.13%, dated 1/31/13, due 2/1/13; proceeds $310,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 3.13% due 6/30/14 - 1/31/17; valued at $316,314)	310,000	310,000
Bank of Nova Scotia, (0.12%, dated 1/25/13, due 2/25/13; proceeds $130,013; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 2.50% due 3/31/15 - 6/30/15; valued at $132,595) (Demand Date 2/7/13)	130,000	130,000
Bank of Nova Scotia, (0.13%, dated 1/31/13, due 2/1/13; proceeds $210,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 2/28/19; valued at $214,222)	210,000	210,000
Bank of Nova Scotia, (0.15%, dated 3/23/12, due 3/18/13; proceeds $250,375; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 3.50% - 8.00% due 11/15/21 - 2/15/39; U.S. Treasury Notes 0.25% - 2.63% due 7/15/13 - 2/15/41; valued at $255,069) (Demand 2/7/13)	250,000	250,000
Bank of Nova Scotia, (0.18%, dated 9/20/12, due 9/13/13; proceeds $250,435; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds Zero Coupon - 8.00% due 5/30/13 - 8/15/42; U.S. Treasury Notes 0.13% - 3.00% due 5/31/13 - 2/15/40; valued at $254,887) (Demand 2/7/13)	250,000	250,000
Barclays Capital, Inc., (0.07%, dated 1/30/13, due 2/6/13; proceeds $203,003; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 2.00% due 5/15/14 - 2/15/22; valued at $207,020)	203,000	203,000
Barclays Capital, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $80,603; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 10/15/15; valued at $82,261)	80,603	80,603
Barclays Capital, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 2.75% due 8/15/42; valued at $102,387)	100,000	100,000

	Face Amount (000)	Value (000)
BNP Paribas Securities Corp., (0.13%, dated 1/25/13, due 2/1/13; proceeds $425,011; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.13% - 2.38% due 1/15/25 - 2/15/41; valued at $432,916)	$425,000	$425,000
BNP Paribas Securities Corp., (0.13%, dated 1/31/13, due 2/1/13; proceeds $575,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.13% - 4.13% due 5/15/15 - 12/31/15; valued at $585,873)	575,000	575,000
BNP Paribas Securities Corp., (0.14%, dated 1/8/13, due 6/7/13; proceeds $100,058; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 2.63% due 7/15/17 - 1/15/22; U.S. Treasury Strips Zero Coupon due 8/15/19 - 2/15/34; valued at $102,009) (Demand 2/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.15%, dated 12/27/12, due 3/27/13; proceeds $100,038; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 2.38% due 1/15/17 - 2/15/42; U.S. Treasury Strips Zero Coupon due 11/15/21 - 2/15/40; valued at $102,094) (Demand 2/7/13)	100,000	100,000
BNP Paribas Securities Corp., (0.15%, dated 1/15/13, due 2/14/13; proceeds $125,016; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 11/15/21 - 11/15/40; valued at $127,610)	125,000	125,000
Credit Agricole CIB, (0.13%, dated 1/31/13, due 2/1/13; proceeds $460,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.88% - 2.38% due 8/31/14 - 7/15/15; valued at $469,402)	460,000	460,000
Credit Suisse Securities USA, (0.12%, dated 1/25/13, due 2/1/13; proceeds $85,002; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 2.75% due 11/15/42; valued at $86,704)	85,000	85,000
Deutsche Bank Securities, Inc., (0.13%, dated 1/25/13, due 2/1/13; proceeds $50,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 9.25% due 2/15/16; U.S. Treasury Note 3.13% due 9/30/13; U.S. Treasury Strips Zero Coupon due 5/15/30 - 11/15/38; valued at $50,956)	50,000	50,000
Deutsche Bank Securities, Inc., (0.15%, dated 1/31/13, due 2/1/13; proceeds $35,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 1/31/15; valued at $35,700)	35,000	35,000
Deutsche Bank Securities, Inc., (0.15%, dated 1/31/13, due 2/1/13; proceeds $285,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.25% - 0.63% due 11/30/14 - 11/30/17; valued at $290,790)	285,000	285,000
Goldman Sachs & Co., (0.10%, dated 1/31/13, due 2/7/13; proceeds $160,003; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.13% due 1/15/23; valued at $163,000)	160,000	160,000
HSBC Securities USA, (0.13%, dated 1/31/13, due 2/1/13; proceeds $100,000; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 1.38% due 1/31/20; valued at $102,002)	100,000	100,000
Merrill Lynch Pierce Fenner & Smith, (0.12%, dated 1/30/13, due 3/4/13; proceeds $40,004; fully collateralized by a U.S. Government Obligation; U.S. Treasury Strip Zero Coupon due 11/15/24; valued at $40,800)	40,000	40,000
Merrill Lynch Pierce Fenner & Smith, (0.13%, dated 1/31/13, due 3/4/13; proceeds $140,016; fully collateralized by U.S. Government Obligations; U.S. Treasury Strips Zero Coupon due 5/15/13 - 11/15/38; valued at $142,800)	140,000	140,000

	Face Amount (000)	Value (000)
RBS Securities, Inc., (0.13%, dated 1/31/13, due 2/1/13; proceeds $250,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.00% - 2.63% due 4/30/16 - 11/15/20; valued at $255,000)	$250,000	$250,000
Societe Generale, (0.06%, dated 1/29/13, due 2/5/13; proceeds $150,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 2.13% - 4.25% due 11/15/14 - 2/15/40; U.S. Treasury Strips Zero Coupon due 2/15/22 - 11/15/39; valued at $152,999)	150,000	150,000
Societe Generale, (0.08%, dated 1/30/13, due 2/6/13; proceeds $150,002; fully collateralized by U.S. Government Obligations; U.S. Treasury Bond 6.25% due 8/15/23; U.S. Treasury Strip Zero Coupon due 11/15/39; valued at $153,283)	150,000	150,000
Societe Generale, (0.15%, dated 1/31/13, due 2/1/13; proceeds $150,001; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.63% due 9/30/17; valued at $153,325)	150,000	150,000
Societe Generale, (0.15%, dated 1/31/13, due 2/1/13; proceeds $300,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.75% due 8/15/13 - 3/15/15; valued at $306,272)	300,000	300,000
Societe Generale, (0.17%, dated 1/3/13, due 2/1/13; proceeds $175,024; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.13% - 4.25% due 8/15/13 - 1/15/20; valued at $179,318)	175,000	175,000
Wells Fargo Securities LLC, (0.13%, dated 1/31/13, due 2/1/13; proceeds $150,001; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 6/27/13 - 7/5/13; U.S. Treasury Notes 0.38% - 4.25% due 4/30/13 - 5/15/39; U.S. Treasury Strips Zero Coupon due 2/15/13 - 2/15/42; valued at $153,031)	150,000	150,000
Total Repurchase Agreements (Cost $5,998,603)		5,998,603
Total Investments (99.9%) (Cost $7,356,150)		7,356,150
Other Assets in Excess of Liabilities (0.1%)		6,125
Net Assets (100.0%)		$7,362,275

(a)            Rate shown is the yield to maturity at January 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Treasury Securities Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)

U.S. Treasury Securities (99.8%)
U.S. Treasury Bills,
0.02%, 2/7/13 (a)	$191,000	$191,000
0.04%, 2/14/13 – 2/28/13 (a)	386,000	385,990
0.06%, 2/21/13 (a)	211,000	210,998
0.08%, 4/18/13 – 5/23/13 (a)	170,000	169,968
0.09%, 2/21/13 (a)	200,000	199,990
0.10%, 2/7/13 – 2/28/13 (a)	611,500	611,474
0.11%, 2/7/13 – 2/28/13 (a)	414,000	413,983
0.14%, 3/28/13 (a)	75,000	74,984
0.15%, 4/18/13 – 5/30/13 (a)	85,000	84,966
U.S. Treasury Notes,
0.38%, 7/31/13	20,000	20,022
0.63%, 2/28/13	160,000	160,064
0.75%, 9/15/13	10,000	10,036
1.38%, 2/15/13 – 3/15/13	175,000	175,133
2.00%, 11/30/13	15,000	15,227
2.50%, 3/31/13	89,000	89,336
2.75%, 2/28/13	160,000	160,314
3.13%, 8/31/13 – 9/30/13	30,000	30,550
3.38%, 7/31/13	18,000	18,289
3.50%, 5/31/13	50,000	50,547
3.88%, 2/15/13	35,000	35,050
Total Investments (99.8%) (Cost $3,107,921)		3,107,921
Other Assets in Excess of Liabilities (0.2%)		5,717
Net Assets (100.0%)		$3,113,638

(a)           Rate shown is the yield to maturity at January 31, 2013.

Morgan Stanley Institutional Liquidity Funds

Tax-Exempt Portfolio

Portfolio of Investments

First Quarter Report

January 31, 2013 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (100.3%)
Commercial Paper (a) (6.4%)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 E
0.23%, 5/20/13	$5,000	$5,000
Harris County Cultural Education Facilities Finance Corporation, TX,
Methodist Hospital System Ser 2009 C-1
0.23%, 3/6/13 – 5/20/13	25,000	25,000
0.24%, 4/3/13	5,000	5,000
Methodist Hospital System Ser 2009 C-2
0.22%, 8/5/13	5,000	5,000
0.23%, 7/9/13	5,000	5,000
Howard County, MD, Ser 2011 BANs
0.20%, 2/19/13	10,000	10,000
Nebraska Public Power District, Ser A Notes
0.23%, 3/7/13	5,000	5,000
North Texas Tollway Authority, TX,
Ser 2009 D
0.13%, 3/11/13	1,000	1,000
0.14%, 3/12/13	2,000	2,000
0.15%, 3/13/13	2,000	2,000
Phoenix Civic Improvement Corporation, AZ, Airport Ser 2011 B-1
0.23%, 2/13/13	5,000	5,000
Sunshine State Governmental Financing Commission, FL, Orlando Ser H
0.18%, 5/9/13	1,635	1,635
		71,635
Daily Variable Rate Bonds (8.3%)
Gulf Coast Industrial Development Authority, TX, ExxonMobil Project Ser 2012
0.09%, 11/1/41	20,000	20,000
JP Morgan Chase & Co., TX,
Texas Ser 2012 TRANs PUTTERs Ser 4262
0.12%, 8/30/13 (b)	24,000	24,000
Texas Ser 2012 TRANs PUTTERS Ser 4264
0.12%, 8/30/13 (b)	23,600	23,600
New York City, NY, Fiscal 2013 Ser A-2
0.12%, 10/1/38	24,400	24,400
		92,000
Municipal Bonds & Notes (2.6%)
Antelope Valley Community College District, CA, Ser 2012-13 TRANs
2.00%, 10/15/13	1,000	1,011
Baltimore County, MD, Consolidated Public Improvement Ser 2004
5.00%, 8/1/13	500	512
California, Ser 2012-13 A-2 RANs
2.50%, 6/20/13	5,000	5,039
Hazard, KY, Appalachian Regional Healthcare Ser 2012 BANs
1.00%, 12/2/13	2,000	2,008
Lincoln, NE, Lincoln Electric System Ser 2012
3.00%, 9/1/13	1,470	1,493
Lucas County, OH, Ser 2012 BANs
1.00%, 7/18/13	550	552
Massachusetts Water Pollution Abatement Trust, State Revolving Fund Ser 14
5.00%, 8/1/13	880	900

	Face Amount (000)	Value (000)
Metropolitan Transportation Authority, NY, Ser 2008 B-1
5.00%, 11/15/13	$590	$611
Minnesota Rural Water Finance Authority,
Public Projects Construction Notes Ser 2012
1.00%, 2/1/14	600	604
1.25%, 3/1/13	1,000	1,001
Montgomery County, MD, 2006 Ser A
5.00%, 5/1/13	500	506
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2005 Ser A Subser A1
5.00%, 11/1/13	400	414
New York City, NY,
Fiscal 2003 Ser C
5.25%, 9/15/13	845	870
Fiscal 2003 Ser D
5.00%, 10/15/13	550	568
Fiscal 2003 Ser I
5.38%, 3/1/13	520	522
Fiscal 2004 Ser D
4.30%, 10/15/13	425	437
Fiscal 2009 Ser K
5.00%, 8/1/13	500	511
Fiscal 2010 Ser C
5.00%, 8/1/13	650	665
Fiscal 2010 Ser E
3.00%, 8/1/13	500	507
New York State Local Government Assistance Corporation, Sub Lien Ser 2010 A
5.00%, 4/1/13	700	705
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Ser 2011 A-1
4.00%, 4/1/13	750	755
North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1
0.37%, 7/1/13	1,000	1,000
Ohio, Infrastructure Improvement Ser 2001 A
5.50%, 8/1/13	475	487
Orlando Utilities Commission, FL, Water & Electric Ser 2003 A
5.00%, 4/1/13	3,130	3,154
San Antonio, TX, Electric & Gas Systems Ser 2008 A
5.50%, 2/1/14	500	526
Texas, Ser 2003 A
5.25%, 10/1/13	1,950	2,014
Texas Transportation Commission,
Mobility Fund Ser 2006
5.00%, 4/1/13	500	504
State Highway Fund First Tier Ser 2006 A
5.00%, 4/1/13	500	504
		28,380
Put Option Bonds (6.9%)
Deutsche Bank SPEARS, MI, Michigan Housing Development Authority Rental Housing Ser 2012 D SPEARS Ser DBE-1121
0.33%, 10/1/42 (b)	8,590	8,590

	Face Amount (000)	Value (000)
Deutsche Bank SPEARS, ND, North Dakota Housing Finance Agency Home Mortgage 2012 Ser A SPEARS Ser DBE-1119
0.35%, 7/1/34 (b)	$3,890	$3,890
Illinois Finance Authority, Advocate Health Care Window Ser 2011 B
0.22%, 4/1/51 (c)	1,400	1,400
Kentucky Economic Development Finance Authority,
Catholic Health Initiatives Window Ser 2011 B-1
0.20%, 2/1/46 (c)	1,000	1,000
Catholic Health Initiatives Window Ser 2011 B-3
0.20%, 2/1/46 (c)	1,300	1,300
Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A
0.19%, 7/1/30 (c)	4,500	4,500
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8
0.19%, 11/15/49 (c)	10,000	10,000
New York Liberty Development Corporation, NY, Recovery Zone 3 World Trade Center Ser 2011 A
0.25%, 12/1/49	5,000	5,000
Norfolk Economic Development Authority, VA,
Sentara Healthcare Window Ser 2010 B
0.22%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2010 C
0.22%, 11/1/34 (c)	2,985	2,985
Sentara Healthcare Window Ser 2012 A
0.18%, 11/1/34 (c)	9,950	9,950
Orlando Utilities Commission, FL, Utility System Window Ser 2011 A
0.21%, 10/1/27 (c)	5,000	5,000
University of Massachusetts Building Authority, Commonwealth Guaranteed Window Senior Ser 2011-2
0.19%, 11/1/34 (c)	15,410	15,410
Wells Fargo Stage Trust, CO, Regional Transportation District Sales Tax Ser 2012 A Stage Trust Ser 110C
0.27%, 11/1/37 (b)	2,800	2,800
Wells Fargo Stage Trust, WI, Ser 2012 B Stage Trust Ser 111C
0.27%, 5/1/33 (b)	2,095	2,095
		76,905
Weekly Variable Rate Bonds (76.1%)
Barclays Capital Municipal Trust Receipts, AZ, Salt River Project Agricultural Improvement & Power District Electric System Ser 2008 A Floater-TRs Ser 21W
0.13%, 1/1/38 (b)	5,000	5,000
Barclays Capital Municipal Trust Receipts, MA, Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX
0.11%, 10/15/41 (b)	10,000	10,000
Barclays Capital Municipal Trust Receipts, NC, Charlotte Water & Sewer System Ser 2009 B Floater-TRs Ser 43W
0.13%, 7/1/38 (b)	7,000	7,000
BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9
0.09%, 1/1/16 (b)	9,910	9,910
BB&T Municipal Trust, FL, Tampa Bay Water Ser 2008 Floater Certificates Ser 36
0.10%, 4/1/16 (b)	15,570	15,570

	Face Amount (000)	Value (000)
California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C
0.09%, 6/1/41	$20,000	$20,000
Capital Beltway Funding Corporation of Virginia, Senior Lien Toll I-495 Hot Lanes Ser 2008 C
0.08%, 12/31/47	19,800	19,800
Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009
0.10%, 8/1/39	20,390	20,390
Charlotte, NC, Water & Sewer System Ser 2006 B
0.09%, 7/1/36	22,900	22,900
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
0.09%, 11/1/35	23,755	23,755
Deutsche Bank SPEARS, FL,
Broward County Airport System Ser 2012 Q-1 SPEARS Ser DBE-1128X
0.15%, 10/1/33 (b)	5,530	5,530
Miami-Dade County Water & Sewer System Ser 2010 SPEARS Ser DBE-1124X
0.12%, 10/1/39 (b)	8,000	8,000
Deutsche Bank SPEARS, IL,
Illinois Finance Authority Swedish American Hospital Ser 2012 SPEARS Ser DBE-1116
0.17%, 11/15/39 (b)	11,700	11,700
Illinois State Finance Authority Centegra Health 2012 SPEARS Ser DBE-1122
0.15%, 9/1/38 (b)	10,000	10,000
Deutsche Bank SPEARS, NY,
New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1079
0.12%, 6/15/45 (b)	20,000	20,000
New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X
0.12%, 6/15/45 (b)	2,980	2,980
Deutsche Bank SPEARS, TX,
Houston Public Improvement Ser 2012 A SPEARS Ser DBE-1069
0.13%, 3/1/22 (b)	5,000	5,000
San Antonio Electric & Gas Ser 2012 SPEARS Ser DB-1077
0.14%, 2/1/25 (b)	8,335	8,335
Deutsche Bank SPEARS, VA, Fairfax County Economic Development Authority Transportation District Improvement Silver Line Phase I Project Ser 2011 SPEARS Ser DBE-1110
0.15%, 4/1/27 (b)	3,770	3,770
Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003
0.10%, 3/15/20 (b)	20,000	20,000
Gainesville, FL,
Utilities System 2007 Ser A
0.10%, 10/1/36	25,890	25,890
Utilities System 2008 Ser B
0.09%, 10/1/38	22,335	22,335
Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012
0.55%, 5/1/13	5,000	5,000
Houston, TX,
Combined Utility System First Lien Ser 2004 B2
0.07%, 5/15/34	20,000	20,000
Combined Utility System First Lien Ser 2004 B6
0.08%, 5/15/34	27,500	27,500

	Face Amount (000)	Value (000)
Illinois Toll Highway Authority,
Toll Highway Senior Priority Ser 2007 A-1B
0.08%, 7/1/30	$30,300	$30,300
Toll Highway Senior Priority Ser 2007 A-2B
0.08%, 7/1/30	25,000	25,000
Indiana Finance Authority, Trinity Health Ser 2008 D-1
0.08%, 12/1/34	19,800	19,800
JEA, FL,
District Energy System Ser 2004 A
0.10%, 10/1/34	11,605	11,605
Water & Sewer System Subser 2008 A-2
0.10%, 10/1/42	19,975	19,975
JP Morgan Chase & Co., SC, Charleston Waterworks & Sewer Ser 2012 PUTTERs Ser 4236
0.11%, 1/1/20 (b)	8,750	8,750
Long Island Power Authority, NY, Electric System Ser 2012 C
0.09%, 5/1/33	20,900	20,900
Main Street Natural Gas, Inc., GA, Gas Ser 2010 A
0.10%, 8/1/40	28,360	28,360
Massachusetts Water Resources Authority,
Gen Ser 2008 A-3
0.08%, 8/1/37	23,000	23,000
Gen Ser 2008 C-2
0.09%, 11/1/26	19,300	19,300
Mobile Downtown Redevelopment Authority, AL,
Gulf Opportunity Zone Austal USA LLC Ser 2011 A
0.08%, 5/1/41	20,000	20,000
Gulf Opportunity Zone Austal USA LLC Ser 2011 B
0.08%, 5/1/41	20,000	20,000
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008
0.09%, 8/1/34	13,400	13,400
New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009
0.10%, 11/1/39	19,870	19,870
New York City Municipal Water Finance Authority, NY, 2000 Ser C
0.07%, 6/15/33	23,100	23,100
New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5
0.08%, 2/1/35	20,000	20,000
North Carolina Medical Care Commission, Cape Fear Valley Health System Ser 2008 A-1
0.09%, 10/1/36	20,000	20,000
Oregon Facilities Authority, PeaceHealth Ser 2008 A
0.08%, 8/1/34	20,000	20,000
Orlando-Orange County Expressway Authority, FL, Ser 2008 B-1
0.09%, 7/1/40	25,000	25,000
Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2
0.09%, 11/1/38	10,000	10,000
RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19
0.10%, 6/13/13 (b)	2,900	2,900
RBC Municipal Products Trust, Inc., PA,
Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22
0.10%, 12/1/38 (b)	9,965	9,965

	Face Amount (000)	Value (000)
Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36
0.10%, 2/1/18 (b)	$15,000	$15,000
Riverton, UT, IHC Health Services, Inc., Deutsche Bank SPEARS Ser DB 1063X
0.13%, 8/15/41 (b)	2,300	2,300
Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1
0.10%, 6/1/29	21,735	21,735
Utah Water Finance Agency,
Ser 2008 B
0.11%, 10/1/37	10,000	10,000
Ser 2008 B-2
0.10%, 10/1/35	12,105	12,105
Ser 2008 B-4
0.10%, 10/1/36	8,960	8,960
Wells Fargo Stage Trust, NE, Omaha Public Power District Ser 2012 B Stage Trust Ser 79C
0.10%, 2/1/46 (b)	4,735	4,735
Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C
0.10%, 5/15/39 (b)	9,985	9,985
		846,410
Total Investments (100.3%) (Cost $1,115,330)		1,115,330
Liabilities in Excess of Other Assets (-0.3%)		(3,148)
Net Assets (100.0%)		$1,112,182

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2013.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.

Summary of Tax-Exempt Instruments by State/Territory

State/Territory	Value (000)	Percent of Net Assets
Texas	$176,983	15.9%
Florida	153,694	13.8
New York	142,945	12.9
Illinois	78,400	7.0
Massachusetts	73,110	6.6
North Carolina	49,900	4.5
Utah	43,350	3.9
Alabama	40,000	3.6
Virginia	39,490	3.6
California	36,050	3.2
New Mexico	33,270	3.0
Nebraska	31,618	2.8
Georgia	28,360	2.5
Colorado	26,555	2.4
Pennsylvania	24,965	2.2
Tennessee	21,735	2.0
Oregon	20,000	1.8
Arizona	19,910	1.8
Indiana	19,800	1.8
Michigan	18,590	1.7
Maryland	11,018	1.0
South Carolina	8,750	0.8
North Dakota	4,890	0.4
Minnesota	4,505	0.4
Kentucky	4,308	0.4
Wisconsin	2,095	0.2
Ohio	1,039	0.1
	$1,115,330	100.3%

Morgan Stanley Institutional Liquidity Funds

Notes to the Portfolio of Investments • January 31, 2013 (unaudited)

Security Valuation: Securities owned by the Portfolios are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio’s investments as of January 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Money Market Portfolio
Assets:
Certificates of Deposit	$—	$395,801	$—	$395,801
Commercial Paper	—	685,706	—	685,706
Floating Rate Notes	—	568,092	—	568,092
Repurchase Agreements	—	1,676,975	—	1,676,975
Tax-Exempt Instruments
Closed-End Investment Company	—	10,000	—	10,000
Municipal Bond	—	40,314	—	40,314
Weekly Variable Rate Bonds	—	457,205	—	457,205
Total Tax-Exempt Instruments	—	507,519	—	507,519
Total Assets	$—	$3,834,093	$—	$3,834,093

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Prime Portfolio
Assets:
Certificates of Deposit	$—	$4,249,112	$—	$4,249,112
Commercial Paper	—	4,302,540	—	4,302,540
Floating Rate Notes	—	3,894,078	—	3,894,078
Repurchase Agreements	—	9,881,400	—	9,881,400
Tax-Exempt Instruments
Closed-End Investment Company	—	35,000	—	35,000
Daily Variable Rate Bond	—	20,375	—	20,375
Municipal Bond	—	300,341	—	300,341
Weekly Variable Rate Bonds	—	1,797,877	—	1,797,877
Total Tax-Exempt Instruments	—	2,153,593	—	2,153,593
Time Deposit	—	250,000	—	250,000
Total Assets	$—	$24,730,723	$—	$24,730,723

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Portfolio
Assets:
U.S. Agency Securities	$—	$2,933,957	$—	$2,933,957
U.S. Treasury Security	—	97,808	—	97,808
Repurchase Agreements	—	13,838,984	—	13,838,984
Total Assets	$—	$16,870,749	$—	$16,870,749

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Government Securities Portfolio
Assets:
U.S. Agency Securities	$—	$391,893	$—	$391,893
U.S. Treasury Securities	—	100,878	—	100,878
Total Assets	$—	$492,771	$—	$492,771

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Portfolio
Assets:
U.S. Treasury Securities	$—	$1,357,547	$—	$1,357,547
Repurchase Agreements	—	5,998,603	—	5,998,603
Total Assets	$—	$7,356,150	$—	$7,356,150

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Treasury Securities Portfolio
Assets:
U.S. Treasury Securities	$—	$3,107,921	$—	$3,107,921
Total Assets	$—	$3,107,921	$—	$3,107,921

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Tax-Exempt Portfolio
Assets:
Tax-Exempt Instruments
Commercial Paper	$—	$71,635	$—	$71,635
Daily Variable Rate Bonds	—	92,000	—	92,000
Municipal Bonds & Notes	—	28,380	—	28,380
Put Option Bonds	—	76,905	—	76,905
Weekly Variable Rate Bonds	—	846,410	—	846,410
Total Tax-Exempt Instruments	—	1,115,330	—	1,115,330
Total Assets	$—	$1,115,330	$—	$1,115,330

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of January 31, 2013, the Portfolios did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Liquidity Funds

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
March 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 21, 2013